UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Low Duration Bond Factor ETF

Fidelity Total Bond ETF

Semi-Annual Report

February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Semiannual Report

Fidelity® Corporate Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of February 28, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2019

*	Foreign investments – 21.6%

Semiannual Report	4

Fidelity® Limited Term Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of February 28, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2019

*	Foreign investments – 13.1%

5	Semiannual Report

Fidelity® Low Duration Bond Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2019

(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury	10.4
Goldman Sachs Group, Inc.	3.8
National Australia Bank Ltd.	2.9
Morgan Stanley	2.8
Ford Motor Credit Co. LLC	2.8

22.7

Top Market Sectors as of February 28, 2019

% of fund’s net assets
Financials	61.3
Consumer Discretionary	8.1
Consumer Staples	3.9
Energy	3.6
Information Technology	3.0

Quality Diversification as of February 28, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2019

*	Foreign investments – 31.8%

Semiannual Report	6

Fidelity® Total Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of February 28, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2019

*	Foreign investments – 9.0%

7	Semiannual Report

Fidelity Corporate Bond ETF

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 92.3%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.5%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	$543,000	$490,890
5.55% 8/15/41	197,000	201,734
Verizon Communications, Inc.:
4.522% 9/15/48	340,000	333,665
4.862% 8/21/46	285,000	293,050

		1,319,339

Media – 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	274,000	259,785
Fox Corp.:
3.666% 1/25/22 (a)	7,000	7,082
4.03% 1/25/24 (a)	13,000	13,249
4.709% 1/25/29 (a)	19,000	19,694
5.476% 1/25/39 (a)	18,000	18,869
5.576% 1/25/49 (a)	12,000	12,672

		331,351

Wireless Telecommunication Services – 1.4%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	96,694
Vodafone Group PLC 4.375% 5/30/28	650,000	644,264

		740,958

TOTAL COMMUNICATION SERVICES		2,391,648

CONSUMER DISCRETIONARY – 7.4%
Automobiles – 1.0%
General Motors Co.:
5.40% 4/1/48	60,000	53,696
5.95% 4/1/49	120,000	114,171
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	350,000	347,601

		515,468

Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp. 4.875% 12/9/45	310,000	319,278
Sands China Ltd. 5.125% 8/8/25	430,000	442,384

		761,662

Household Durables – 1.8%
DR Horton, Inc. 2.55% 12/1/20	97,000	95,775
Lennar Corp. 4.875% 12/15/23	315,000	319,725

	Principal Amount	Value
Toll Brothers Finance Corp.:
4.35% 2/15/28	$352,000	$330,440
4.375% 4/15/23	227,000	227,567

		973,507

Media – 1.9%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	26,942
4.75% 11/15/46	176,000	190,706
Comcast Corp.:
4.50% 1/15/43	270,000	270,662
4.95% 10/15/58	330,000	350,198
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	44,519
5.875% 11/15/40	134,000	132,958

		1,015,985

Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25	345,000	338,733

Specialty Retail – 0.7%
O’Reilly Automotive, Inc. 4.35% 6/1/28	350,000	357,652

TOTAL CONSUMER DISCRETIONARY		3,963,007

CONSUMER STAPLES – 5.7%
Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	183,000	177,126
4.90% 2/1/46	398,000	383,038
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/31	250,000	261,748

		821,912

Food & Staples Retailing – 2.2%
Campbell Soup Co. 4.15% 3/15/28	555,000	530,251
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.487% 3/9/21 (b)(c)	180,000	180,428
4.78% 3/25/38	208,000	202,335
4.875% 7/20/35	134,000	132,147
5.125% 7/20/45	147,000	145,242

		1,190,403

Food Products – 0.7%
Conagra Brands, Inc. 4.60% 11/1/25	375,000	380,627

Tobacco – 1.3%
Altria Group, Inc.:
2.85% 8/9/22	182,000	178,899
4.25% 8/9/42	55,000	44,422
4.40% 2/14/26	25,000	25,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
BAT Capital Corp. 4.54% 8/15/47	$197,000	$159,798
Reynolds American, Inc.:
4.45% 6/12/25	176,000	177,482
5.85% 8/15/45	88,000	83,845

		669,643

TOTAL CONSUMER STAPLES		3,062,585

ENERGY – 14.2%
Oil, Gas & Consumable Fuels – 11.6%
Anadarko Finance Co. 7.50% 5/1/31	12,000	14,523
Anadarko Petroleum Corp.:
3.45% 7/15/24	440,000	426,055
6.60% 3/15/46	88,000	104,045
Apache Corp. 4.25% 1/15/44	113,000	96,633
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	459,335
4.95% 6/1/47	134,000	139,523
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	275,407
4.25% 4/15/27	222,000	211,412
5.20% 9/15/43	58,000	53,055
5.70% 10/15/19	19,231	19,507
ConocoPhillips 6.50% 2/1/39	229,000	300,190
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	248,733
Continental Resources, Inc. 5.00% 9/15/22	211,000	213,107
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	352,000	311,520
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	183,300
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,276
5.50% 12/1/46	114,000	129,995
Encana Corp.:
7.20% 11/1/31	228,000	265,480
8.125% 9/15/30	134,000	164,640
Energy Transfer Partners LP:
4.20% 9/15/23	14,000	14,279
4.95% 6/15/28	48,000	48,908
5.80% 6/15/38	27,000	27,558
6.00% 6/15/48	17,000	17,639

	Principal Amount	Value
EnLink Midstream Partners LP 2.70% 4/1/19	$227,000	$227,000
EQT Corp. 2.50% 10/1/20	59,000	57,942
MPLX LP 4.875% 12/1/24	30,000	31,319
Petroleos Mexicanos:
5.35% 2/12/28	394,000	351,645
6.50% 3/13/27	200,000	193,100
6.875% 8/4/26	75,000	74,906
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	122,268
3.85% 10/15/23	245,000	243,678
4.65% 10/15/25	300,000	306,236
Spectra Energy Partners LP 3.375% 10/15/26	138,000	132,354
Suncor Energy, Inc. 6.85% 6/1/39	86,000	107,891
The Williams Companies., Inc. 5.75% 6/24/44	227,000	239,142
Western Gas Partners LP 5.375% 6/1/21	394,000	405,910

		6,232,511

Pipeline – 2.6%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	466,355
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	275,000	292,878
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	179,691
4.90% 5/15/46	155,000	159,824
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	213,018
5.40% 10/1/47	96,000	92,346

		1,404,112

TOTAL ENERGY		7,636,623

FINANCIALS – 33.0%
Banks – 16.5%
Bank of America Corp.:
3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	725,000	712,584
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	222,000	218,955
4.20% 8/26/24	227,000	231,353
4.25% 10/22/26	40,000	40,183
4.45% 3/3/26	50,000	50,907

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Fidelity Corporate Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	$300,000	$298,547
Barclays PLC:
3.684% 1/10/23	400,000	396,136
4.836% 5/9/28	415,000	400,397
BPCE SA 4.875% 4/1/26 (a)	500,000	502,097
Citibank N.A. 3.65% 1/23/24	260,000	264,368
Citigroup, Inc.:
4.05% 7/30/22	352,000	358,771
4.40% 6/10/25	352,000	357,686
Citizens Financial Group, Inc. 4.35% 8/1/25	129,000	128,121
Compass Bank 2.875% 6/29/22	250,000	243,910
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	256,110
Fifth Third Bancorp 8.25% 3/1/38	150,000	206,608
HSBC Holdings PLC 3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	300,000	296,329
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	250,000	238,416
5.017% 6/26/24 (a)	500,000	463,274
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	267,156
4.95% 6/1/45	176,000	186,867
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	484,103
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	378,290
Santander Holdings USA, Inc. 3.40% 1/18/23	482,000	473,108
Synchrony Bank 3.00% 6/15/22	250,000	242,425
Synovus Financial Corp. 3.125% 11/1/22	351,000	339,154
The Bank of Nova Scotia 4.50% 12/16/25	264,000	270,631
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	348,931
Wells Fargo & Co. 4.65% 11/4/44	176,000	175,065

		8,830,482

	Principal Amount	Value
Capital Markets – 5.1%
Ares Capital Corp. 4.25% 3/1/25	$352,000	$335,679
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	247,800
3.869% 1/12/29 (a)(c)	250,000	240,502
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	603,251
3.50% 11/16/26	170,000	163,570
3.75% 5/22/25 to 2/25/26	356,000	352,596
Morgan Stanley:
3.625% 1/20/27	176,000	172,583
4.875% 11/1/22	360,000	376,797
S&P Global, Inc.:
3.30% 8/14/20	129,000	129,408
4.00% 6/15/25	142,000	146,413

		2,768,599

Consumer Finance – 2.0%
Discover Financial Services:
4.50% 1/30/26	48,000	48,222
5.20% 4/27/22	343,000	358,883
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	287,782
5.875% 8/2/21	352,000	363,745

		1,058,632

Diversified Financial Services – 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	450,000	436,019
Aon PLC 4.75% 5/15/45	141,000	143,018
Deutsche Bank AG:
2.70% 7/13/20	394,000	386,739
4.875% 12/1/32 (c)	283,000	238,815
International Lease Finance Corp. 4.625% 4/15/21	352,000	357,882
Moody’s Corp. 2.75% 12/15/21	11,000	10,856
UniCredit SpA 3.75% 4/12/22 (a)	300,000	292,827

		1,866,156

Insurance – 5.9%
American International Group, Inc.:
4.50% 7/16/44	264,000	242,144
5.75% 4/1/48 (c)	352,000	326,480
AXA Equitable Holdings, Inc. 4.35% 4/20/28	350,000	344,378
Marsh & McLennan Cos., Inc.:
4.05% 10/15/23	210,000	215,213
4.375% 3/15/29	40,000	41,226
4.90% 3/15/49	37,000	38,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	$61,000	$57,384
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	276,160
Unum Group 4.00% 3/15/24	601,000	601,521
Voya Financial, Inc.:
3.65% 6/15/26	222,000	213,853
4.70% 1/23/48 (c)	362,000	309,510
4.80% 6/15/46	176,000	174,384
5.70% 7/15/43	56,000	61,653
Willis North America, Inc. 3.60% 5/15/24	280,000	277,248

		3,180,074

TOTAL FINANCIALS		17,703,943

HEALTH CARE – 7.3%
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories 4.75% 11/30/36	177,000	190,695
Allergan Sales LLC 5.00% 12/15/21 (a)	290,000	299,606
Becton Dickinson and Co. 3.70% 6/6/27	560,000	542,488
Cardinal Health, Inc. 4.60% 3/15/43	212,000	186,163
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	394,000	380,112

		1,599,064

Health Care Providers & Services – 1.4%
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	25,000	25,375
4.375% 10/15/28 (a)	65,000	65,887
4.80% 8/15/38 (a)	40,000	39,922
4.90% 12/15/48 (a)	40,000	39,827
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	345,647
4.75% 7/15/45	198,000	215,379

		732,037

Pharmaceuticals – 2.9%
Allergan Funding SCS 4.55% 3/15/35	141,000	131,543
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	327,000	327,068
4.875% 6/25/48 (a)	325,000	296,068

	Principal Amount	Value
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	$161,000	$162,019
4.272% 8/28/23 (a)	14,000	14,207
4.90% 8/28/28 (a)	384,000	397,828
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	264,000	238,871

		1,567,604

TOTAL HEALTH CARE		3,898,705

INDUSTRIALS – 4.9%
Aerospace & Defense – 1.4%
Lockheed Martin Corp. 4.09% 9/15/52	146,000	141,135
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	319,759
4.03% 10/15/47	290,000	271,432

		732,326

Air Freight & Logistics – 0.3%
FedEx Corp. 4.05% 2/15/48	160,000	138,671

Airlines – 2.1%
American Airlines Pass Through Trust:
3.70% 4/15/27	708,287	687,435
3.75% 4/15/27	240,667	233,405
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	103,844
United Airlines Pass Through Trust 4.60% 9/1/27	128,000	128,269

		1,152,953

Commercial Services & Supplies – 0.3%
Steelcase, Inc. 5.125% 1/18/29	177,000	179,011

Electrical Equipment – 0.5%
Rockwell Automation, Inc. 3.50% 3/1/29	270,000	269,766

Industrial Conglomerates – 0.3%
Roper Technologies, Inc.:
3.65% 9/15/23	77,000	77,340
3.80% 12/15/26	61,000	60,197

		137,537

TOTAL INDUSTRIALS		2,610,264

INFORMATION TECHNOLOGY – 1.7%
Semiconductors & Semiconductor Equipment – 1.1%
Applied Materials, Inc. 4.35% 4/1/47	222,000	222,533

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Fidelity Corporate Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Micron Technology, Inc. 4.64% 2/6/24	$337,000	$338,606

		561,139

Technology Hardware, Storage & Peripherals – 0.6%
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	196,000	199,522
6.02% 6/15/26 (a)	134,000	142,104

		341,626

TOTAL INFORMATION TECHNOLOGY		902,765

MATERIALS – 1.5%
Chemicals – 0.6%
LYB International Finance BV 4.875% 3/15/44	197,000	184,684
The Dow Chemical Co. 4.55% 11/30/25 (a)	97,000	100,230

		284,914

Containers & Packaging – 0.5%
Avery Dennison Corp. 4.875% 12/6/28	275,000	284,662

Metals & Mining – 0.4%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	219,390

TOTAL MATERIALS		788,966

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	75,000	77,470
DDR Corp. 4.625% 7/15/22	98,000	100,276
Hudson Pacific Properties LP 3.95% 11/1/27	222,000	209,763
Kimco Realty Corp. 3.30% 2/1/25	269,000	261,536
Lexington Realty Trust 4.40% 6/15/24	227,000	226,482
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	248,000	249,447
4.50% 1/15/25	176,000	175,153

		1,300,127

Real Estate Management & Development – 1.4%
Corporate Office Properties LP:
3.60% 5/15/23	176,000	172,019
3.70% 6/15/21	373,000	369,999

	Principal Amount	Value
Mack-Cali Realty LP 4.50% 4/18/22	$227,000	$215,461

		757,479

TOTAL REAL ESTATE		2,057,606

UTILITIES – 8.3%
Electric Utilities – 5.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	410,000	390,830
DPL, Inc.:
6.75% 10/1/19	154,000	156,118
7.25% 10/15/21	270,000	289,575
Duke Energy Indiana, Inc. 4.90% 7/15/43	88,000	96,957
Emera US Finance LP 3.55% 6/15/26	482,000	462,368
Exelon Corp.:
3.497% 6/1/22	645,000	640,360
3.95% 6/15/25	30,000	30,250
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	137,006
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	51,861
Puget Energy, Inc. 3.65% 5/15/25	464,000	453,753

		2,709,078

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	169,819

Independent Power and Renewable Electricity Producers – 0.5%
AIB Group PLC 4.75% 10/12/23 (a)	275,000	275,954

Multi-Utilities – 2.4%
Dominion Energy, Inc. 4.104% 4/1/21 (c)(d)	222,000	224,368
Nevada Power Co. 3.70% 5/1/29	260,000	261,774
NiSource Finance Corp.:
2.65% 11/17/22	127,000	123,200
3.49% 5/15/27	176,000	170,498
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	96,676
Sempra Energy 3.80% 2/1/38	280,000	247,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	$196,000	$185,656

		1,309,389

TOTAL UTILITIES		4,464,240

TOTAL NONCONVERTIBLE BONDS (Cost $50,705,803)		49,480,352

U.S. Treasury Obligations – 2.0%

U.S. Treasury Bonds 2.50% 2/15/46	592,000	527,897
U.S. Treasury Notes 1.50% 8/15/26	557,000	514,007

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,026,545)		1,041,904

Municipal Securities – 1.5%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	385,000	385,000
State of California 7.550% 4/1/39	280,000	411,250

TOTAL MUNICIPAL SECURITIES (Cost $810,892)		796,250

Asset-Backed Securities – 0.2%

Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	128,033	127,715

Money Market Funds – 3.0%

	Shares	Value
Fidelity Cash Central Fund, 2.44% (e) (Cost $1,590,833)	1,590,597	$1,590,915

TOTAL INVESTMENT IN SECURITIES – 99.0% (Cost $54,262,105)		53,037,136

NET OTHER ASSETS (LIABILITIES) – 1.0%		561,453

NET ASSETS – 100.0%		$53,598,589

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,935,309 or 12.9% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$17,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Fidelity Corporate Bond ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$49,480,352	$—	$49,480,352	$—

U.S. Treasury Obligations	1,041,904	—	1,041,904	—

Municipal Securities	796,250	—	796,250	—

Asset-Backed Securities	127,715	—	127,715	—

Money Market Funds	1,590,915	1,590,915	—	—

Total Investments in Securities:	$53,037,136	$1,590,915	$51,446,221	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	77.4

United Kingdom	5.1

Canada	4.1

Ireland	2.6

Italy	1.9

Switzerland	1.6

Germany	1.2

Mexico	1.2

Others (Individually Less Than 1%)	3.9

99.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Fidelity Limited Term Bond ETF

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 74.9%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
2.45% 6/30/20	$575,000	$570,917
2.80% 2/17/21	869,000	863,506
Verizon Communications, Inc.:
2.946% 3/15/22	100,000	99,954
3.125% 3/16/22	1,340,000	1,346,033
5.15% 9/15/23	103,000	111,777

		2,992,187

Media – 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	351,000	352,588
4.464% 7/23/22	1,030,000	1,056,488
Discovery Communications LLC 2.95% 3/20/23	621,000	601,784

		2,010,860

TOTAL COMMUNICATION SERVICES		5,003,047

CONSUMER DISCRETIONARY – 4.3%
Automobiles – 1.3%
BMW US Capital LLC:
2.70% 4/6/22 (a)	306,000	302,138
3.45% 4/12/23 (a)	200,000	201,095
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	495,909
2.30% 2/12/21 (a)	200,000	196,459
Volkswagen Group of America Finance LLC:
2.40% 5/22/20 (a)	200,000	197,989
4.00% 11/12/21 (a)	200,000	202,551

		1,596,141

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
2.625% 1/15/22	250,000	247,946
2.75% 12/9/20	471,000	470,215
Starbucks Corp. 3.80% 8/15/25	120,000	121,705

		839,866

Media – 2.2%
21st Century Fox America, Inc. 4.50% 2/15/21	245,000	251,472
CBS Corp. 2.30% 8/15/19	496,000	494,804
Comcast Corp.:
1.625% 1/15/22	726,000	699,455
3.45% 10/1/21	320,000	323,717
3.70% 4/15/24	500,000	511,333

	Principal Amount	Value
3.95% 10/15/25	$156,000	$160,772
5.15% 3/1/20	242,000	247,359

		2,688,912

Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	170,000	167,356

TOTAL CONSUMER DISCRETIONARY		5,292,275

CONSUMER STAPLES – 4.9%
Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/23	1,222,000	1,229,246
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	224,000	231,226
PepsiCo, Inc. 1.70% 10/6/21	138,000	134,405

		1,594,877

Food & Staples Retailing – 1.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	198,000	196,951
CVS Health Corp.:
2.80% 7/20/20	90,000	89,530
3.35% 3/9/21	528,000	529,457
3.70% 3/9/23	859,000	864,272

		1,680,210

Food Products – 0.5%
Conagra Brands, Inc. 3.80% 10/22/21	320,000	322,723
General Mills, Inc. 3.20% 4/16/21	64,000	64,164
The JM Smucker Co. 2.50% 3/15/20	139,000	138,208
Tyson Foods, Inc. 2.65% 8/15/19	146,000	145,760

		670,855

Tobacco – 1.8%
Altria Group, Inc.:
3.49% 2/14/22	97,000	97,569
3.80% 2/14/24	118,000	117,948
4.75% 5/5/21	258,000	266,756
BAT International Finance PLC 2.75% 6/15/20 (a)	995,000	987,709
Philip Morris International, Inc.:
1.875% 2/25/21	100,000	98,094
2.625% 2/18/22	93,000	91,693
Reynolds American, Inc. 3.25% 6/12/20	532,000	531,488

		2,191,257

TOTAL CONSUMER STAPLES		6,137,199

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity Limited Term Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – 6.9%
Oil, Gas & Consumable Fuels – 6.9%
Canadian Natural Resources Ltd. 3.45% 11/15/21	$1,082,000	$1,081,108
Cenovus Energy, Inc.:
3.00% 8/15/22	428,000	413,594
3.80% 9/15/23	202,000	199,355
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	41,044
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,987
Devon Energy Corp. 3.25% 5/15/22	651,000	648,482
Energy Transfer Operating LP 4.50% 4/15/24	30,000	30,805
Energy Transfer Partners LP 4.20% 9/15/23	261,000	266,209
Enterprise Products Operating LLC:
2.80% 2/15/21	436,000	433,974
2.85% 4/15/21	392,000	390,192
EQT Corp. 2.50% 10/1/20	95,000	93,297
Exxon Mobil Corp. 2.222% 3/1/21	217,000	215,043
Kinder Morgan, Inc. 3.05% 12/1/19	437,000	437,083
MPLX LP:
3.375% 3/15/23	339,000	337,693
4.50% 7/15/23	219,000	226,360
Petroleos Mexicanos 6.375% 2/4/21	300,000	308,745
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	932,000	926,451
The Williams Companies., Inc. 3.60% 3/15/22	791,000	795,206
Total Capital International S.A. 2.75% 6/19/21	140,000	139,878
TransCanada PipeLines Ltd.:
2.125% 11/15/19	109,000	108,473
2.50% 8/1/22	974,000	953,741
Western Gas Partners LP 5.375% 6/1/21	471,000	485,237

TOTAL ENERGY		8,542,957

FINANCIALS – 32.9%
Banks – 15.7%
Bank of America Corp.:
2.625% 4/19/21	2,372,000	2,356,562
4.20% 8/26/24	200,000	203,836

	Principal Amount	Value
Barclays PLC:
2.75% 11/8/19	$554,000	$551,878
3.25% 1/12/21	1,203,000	1,194,725
Citibank N.A. 3.65% 1/23/24	250,000	254,200
Citigroup, Inc.:
2.50% 7/29/19	643,000	642,155
2.65% 10/26/20	53,000	52,644
2.70% 10/27/22	1,943,000	1,907,964
Citizens Bank N.A. 2.55% 5/13/21	500,000	493,679
Compass Bank 3.50% 6/11/21	266,000	265,390
Discover Bank 3.35% 2/6/23	500,000	493,843
Fifth Third Bancorp 2.875% 7/27/20	101,000	100,848
First Horizon National Corp. 3.50% 12/15/20	105,000	105,272
ING Groep N.V. 3.15% 3/29/22	250,000	247,667
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	725,000	691,406
JPMorgan Chase & Co.:
2.25% 1/23/20	108,000	107,407
2.55% 10/29/20 to 3/1/21	2,908,000	2,882,472
2.75% 6/23/20	259,000	258,326
KeyBank N.A. 3.30% 2/1/22	250,000	251,568
KeyCorp 2.90% 9/15/20	447,000	447,129
Regions Financial Corp.:
2.75% 8/14/22	566,000	554,416
3.20% 2/8/21	573,000	573,751
Royal Bank of Canada 2.35% 10/30/20	308,000	305,369
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 4.519% 6/25/24 (b)(c)	1,000,000	1,007,608
Santander Holdings USA, Inc. 3.40% 1/18/23	480,000	471,145
SunTrust Banks, Inc. 2.90% 3/3/21	252,000	251,315
Synovus Financial Corp. 3.125% 11/1/22	131,000	126,579
The Bank of Nova Scotia 2.35% 10/21/20	90,000	89,160
The Huntington National Bank 2.50% 8/7/22	250,000	245,131
Wells Fargo & Co.:
2.10% 7/26/21	2,160,000	2,115,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
2.60% 7/22/20	$47,000	$46,787
Zions Bancorp N.A. 3.35% 3/4/22	250,000	249,930

		19,545,352

Capital Markets – 4.6%
Credit Suisse Group AG 3.574% 1/9/23 (a)	750,000	743,400
Goldman Sachs Group, Inc.:
2.625% 4/25/21	2,278,000	2,256,179
3.20% 2/23/23	471,000	466,919
Intercontinental Exchange, Inc. 3.45% 9/21/23	168,000	169,918
Morgan Stanley:
2.50% 4/21/21	67,000	66,172
2.625% 11/17/21	1,791,000	1,766,628
2.65% 1/27/20	213,000	212,393
4.875% 11/1/22	46,000	48,146

		5,729,755

Consumer Finance – 5.5%
American Express Credit Corp. 2.25% 5/5/21	1,748,000	1,722,187
American Honda Finance Corp.:
1.70% 9/9/21	992,000	960,121
2.15% 3/13/20	134,000	133,197
Capital One Financial Corp. 3.20% 1/30/23	1,302,000	1,282,303
Caterpillar Financial Services Corp. 2.25% 12/1/19	110,000	109,628
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,438,908
Hyundai Capital America:
2.00% 7/1/19 (a)	138,000	137,576
2.60% 3/19/20 (a)	90,000	89,218
Synchrony Financial 3.00% 8/15/19	99,000	98,937
Toyota Motor Credit Corp.:
2.60% 1/11/22	708,000	702,152
3.05% 1/8/21	79,000	79,324

		6,753,551

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	300,000	290,679
Aon PLC 2.80% 3/15/21	440,000	437,215
BP Capital Markets PLC 2.521% 1/15/20	387,000	385,963

	Principal Amount	Value
Deutsche Bank AG:
2.85% 5/10/19	$82,000	$81,918
3.15% 1/22/21	125,000	122,103
3.30% 11/16/22	1,250,000	1,179,758
General Motors Financial Co., Inc.:
3.20% 7/13/20	504,000	504,208
3.25% 1/5/23	992,000	968,364
4.20% 3/1/21	289,000	292,273
Intercontinental Exchange, Inc. 2.75% 12/1/20	95,000	94,633
International Lease Finance Corp. 5.875% 8/15/22	147,000	156,276
Mitsubishi UFJ Financial Group, Inc. 3.218% 3/7/22	250,000	250,107
Moody’s Corp.:
2.625% 1/15/23	492,000	477,015
2.75% 12/15/21	97,000	95,731
UBS AG 2.45% 12/1/20 (a)	200,000	197,860
Washington Prime Group LP 3.85% 4/1/20	117,000	115,694

		5,649,797

Insurance – 2.5%
American International Group, Inc.:
2.30% 7/16/19	101,000	100,814
3.30% 3/1/21	189,000	189,258
4.875% 6/1/22	1,068,000	1,119,157
Aon Corp. 5.00% 9/30/20	97,000	99,458
AXA Equitable Holdings, Inc. 3.90% 4/20/23	18,000	18,141
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	239,000	246,231
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	441,000	436,435
3.875% 3/15/24	111,000	113,377
4.80% 7/15/21	205,000	212,031
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,424
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	383,000	393,333
Unum Group 5.625% 9/15/20	140,000	144,596

		3,148,255

TOTAL FINANCIALS		40,826,710

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Limited Term Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – 6.9%
Biotechnology – 0.1%
Amgen, Inc. 2.125% 5/1/20	$117,000	$115,950

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories 2.90% 11/30/21	489,000	488,477
Becton Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	142,000	141,518
Becton Dickinson and Co. 2.894% 6/6/22	260,000	257,114
Boston Scientific Corp. 3.45% 3/1/24	97,000	97,316
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,052,000	1,028,078
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.554% 3/19/21 (b)(c)	123,000	122,453

		2,134,956

Health Care Providers & Services – 2.0%
Anthem, Inc. 2.95% 12/1/22	59,000	58,473
Express Scripts Holding Co.:
2.60% 11/30/20	48,000	47,537
4.75% 11/15/21	1,049,000	1,090,336
Halfmoon Parent, Inc.:
3.40% 9/17/21 (a)	413,000	415,142
3.75% 7/15/23 (a)	110,000	111,317
Humana, Inc. 2.50% 12/15/20	146,000	144,274
UnitedHealth Group, Inc.:
2.125% 3/15/21	459,000	452,357
2.70% 7/15/20	99,000	98,997

		2,418,433

Pharmaceuticals – 3.1%
AbbVie, Inc. 2.50% 5/14/20	118,000	117,216
Allergan Funding SCS:
3.00% 3/12/20	191,000	190,770
3.45% 3/15/22	920,000	915,956
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	499,306
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	195,000	196,234
4.272% 8/28/23 (a)	44,000	44,651
GlaxoSmithKline Capital PLC 3.125% 5/14/21	165,000	166,075

	Principal Amount	Value
Mylan N.V.:
2.50% 6/7/19	$135,000	$134,815
3.15% 6/15/21	1,128,000	1,115,145
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	202,958
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	137,000	136,171
2.20% 7/21/21	112,000	106,415
Zoetis, Inc. 3.45% 11/13/20	29,000	29,148

		3,854,860

TOTAL HEALTH CARE		8,524,199

INDUSTRIALS – 3.1%
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	181,000	179,445
Lockheed Martin Corp. 2.50% 11/23/20	147,000	145,885
Rockwell Collins, Inc. 1.95% 7/15/19	92,000	91,692
United Technologies Corp. 3.35% 8/16/21	262,000	264,465

		681,487

Airlines – 0.4%
Delta Air Lines, Inc. 2.875% 3/13/20	517,000	515,036

Industrial Conglomerates – 1.1%
General Electric Co. 2.20% 1/9/20	821,000	814,705
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	108,000	107,246
Roper Technologies, Inc.:
2.80% 12/15/21	132,000	130,168
3.00% 12/15/20	94,000	93,703
3.65% 9/15/23	157,000	157,694

		1,303,516

Machinery – 0.3%
Wabtec Corp. 4.15% 3/15/24	320,000	319,525

Trading Companies & Distributors – 0.8%
Air Lease Corp.:
2.50% 3/1/21	124,000	121,445
2.625% 7/1/22	742,000	714,447
3.375% 6/1/21	99,000	98,303
4.75% 3/1/20	111,000	112,563

		1,046,758

TOTAL INDUSTRIALS		3,866,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – 2.7%
Communications Equipment – 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	$138,000	$134,875

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp.:
2.20% 4/1/20	126,000	124,724
3.20% 4/1/24	37,000	36,021
Tyco Electronics Group S.A. 2.35% 8/1/19	100,000	99,785

		260,530

IT Services – 0.7%
The Western Union Co. 4.25% 6/9/23	810,000	827,089
Xerox Corp. 2.75% 3/15/19	63,000	62,984

		890,073

Semiconductors & Semiconductor Equipment – 0.1%
Analog Devices, Inc. 2.85% 3/12/20	142,000	142,184

Software – 0.4%
Oracle Corp. 1.90% 9/15/21	442,000	431,772

Technology Hardware, Storage & Peripherals – 1.2%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	439,000	438,851
4.42% 6/15/21 (a)	1,049,000	1,067,848

		1,506,699

TOTAL INFORMATION TECHNOLOGY		3,366,133

MATERIALS – 0.5%
Chemicals – 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	121,000	120,469
The Mosaic Co. 3.25% 11/15/22	492,000	487,553

TOTAL MATERIALS		608,022

REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.3%
Boston Properties LP 3.20% 1/15/25	776,000	754,752
Brixmor Operating Partnership LP 3.875% 8/15/22	417,000	417,236
DDR Corp. 4.625% 7/15/22	37,000	37,859
Digital Realty Trust LP 3.40% 10/1/20	72,000	72,213

	Principal Amount	Value
Federal Realty Investment Trust 2.55% 1/15/21	$115,000	$113,586
Healthcare Trust of America Holdings LP 2.95% 7/1/22	101,000	98,599
Omega Healthcare Investors, Inc. 4.375% 8/1/23	307,000	308,791
Simon Property Group LP 2.75% 6/1/23	959,000	941,148
Welltower, Inc.:
3.625% 3/15/24	82,000	81,697
3.95% 9/1/23	99,000	100,780

		2,926,661

Real Estate Management & Development – 0.5%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	35,983
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	10,043
ERP Operating LP 2.375% 7/1/19	111,000	110,825
Ventas Realty LP:
3.125% 6/15/23	214,000	210,876
3.50% 4/15/24	111,000	110,576
Ventas Realty LP / Ventas Capital Corp. 2.70% 4/1/20	110,000	109,643

		587,946

TOTAL REAL ESTATE		3,514,607

UTILITIES – 5.9%
Electric Utilities – 2.0%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	126,000	124,977
2.80% 1/15/23	147,000	145,819
Duke Energy Corp. 1.80% 9/1/21	373,000	361,118
Emera US Finance LP 2.70% 6/15/21	444,000	435,807
Eversource Energy 2.50% 3/15/21	436,000	431,094
Exelon Corp.:
2.85% 6/15/20	94,000	93,730
3.497% 6/1/22	451,000	447,756
ITC Holdings Corp. 2.70% 11/15/22	165,000	160,035
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.472% 3/27/20 (b)(c)	108,000	107,945
The Southern Co. 2.35% 7/1/21	146,000	143,829

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity Limited Term Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Xcel Energy, Inc. 2.40% 3/15/21	$67,000	$66,052

		2,518,162

Independent Power and Renewable Electricity Producers – 0.4%
Southern Power Co. 2.375% 6/1/20	440,000	436,825

Multi-Utilities – 3.5%
American Electric Power Co., Inc. 2.15% 11/13/20	460,000	453,591
CenterPoint Energy, Inc. 2.50% 9/1/22	429,000	413,905
Consolidated Edison, Inc. 2.00% 5/15/21	205,000	200,426
Dominion Energy, Inc. 2.00% 8/15/21	1,290,000	1,251,083
NiSource Finance Corp. 2.65% 11/17/22	133,000	129,020
NiSource, Inc. 3.65% 6/15/23	289,000	291,506
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	147,000	141,774
2.65% 11/15/22	147,000	143,549
Sempra Energy:
1.625% 10/7/19	117,000	115,982
2.40% 3/15/20	383,000	380,212
2.85% 11/15/20	122,000	121,046
2.90% 2/1/23	40,000	38,687
Virginia Electric & Power Co. 2.75% 3/15/23	142,000	139,798
WEC Energy Group, Inc.:
2.45% 6/15/20	69,000	68,443
3.375% 6/15/21	493,000	495,002

		4,384,024

TOTAL UTILITIES		7,339,011

TOTAL NONCONVERTIBLE BONDS (Cost $93,219,546)		93,020,482

U.S. Treasury Obligations – 20.6%

U.S. Treasury Notes:
1.125%, 2/28/21	9,645,000	9,380,893
1.625%, 5/31/23	5,311,300	5,119,803
1.875%, 9/30/22	5,001,300	4,893,069
2.375%, 4/30/20	3,250,000	3,243,144
2.625%, 6/30/23	3,000,000	3,012,306

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,477,504)		25,649,215

Asset-Backed Securities – 1.6%

	Principal Amount	Value
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/16/24	$331,000	$331,212
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	200,922
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	242,561
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	251,567
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	202,751
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	249,626
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	329,244
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	208,772

TOTAL ASSET-BACKED SECURITIES (Cost $2,014,807)		2,016,655

Collateralized Mortgage Obligations – 1.2%

PRIVATE SPONSOR – 1.1%
BENCHMARK Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	219,613
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	134,430
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	293,896	290,717
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	114,613
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	267,289
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	418,574	415,873

TOTAL PRIVATE SPONSOR		1,442,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Collateralized Mortgage Obligations – continued

	Principal Amount	Value
U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	$96,623	$94,406

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,561,170)		1,536,941

Municipal Securities – 0.6%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	170,000	170,000
New York State Urban Development Corp.:
2.55% 3/15/22	285,000	281,765
2.70% 3/15/23	235,000	232,643

TOTAL MUNICIPAL SECURITIES (Cost $689,677)		684,408

Money Market Funds – 0.6%

	Shares
Fidelity Cash Central Fund, 2.44% (d) (Cost $707,799)	707,666	707,808

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $123,670,503)		123,615,509

NET OTHER ASSETS (LIABILITIES) – 0.5%		604,181

NET ASSETS – 100.0%		$124,219,690

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,341,677 or 7.5% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$18,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity Limited Term Bond ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$93,020,482	$—	$93,020,482	$—

U.S. Treasury Obligations	25,649,215	—	25,649,215	—

Asset-Backed Securities	2,016,655	—	2,016,655	—

Collateralized Mortgage Obligations	1,536,941	—	1,536,941	—

Municipal Securities	684,408	—	684,408	—

Money Market Funds	707,808	707,808	—	—

Total Investments in Securities:	$123,615,509	$707,808	$122,907,701	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	86.4

United Kingdom	3.8

Canada	2.7

Netherlands	1.4

Ireland	1.2

Germany	1.1

Luxembourg	1.0

Others (Individually Less Than 1%)	1.9

99.5%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Fidelity Low Duration Bond Factor ETF

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.8%

	Principal Amount	Value
COMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.:
3 month U.S. LIBOR + 0.750% 3.376% 6/1/21 (a)(b)	$202,000	$202,576
3 month U.S. LIBOR + 0.650% 3.437% 1/15/20 (a)(b)	30,000	30,107
3 month U.S. LIBOR + 0.670% 3.441% 3/11/19 (a)(b)	75,000	75,013
3 month U.S. LIBOR + 0.950% 3.737% 7/15/21 (a)(b)	141,000	142,056
Verizon Communications, Inc.:
3 month U.S. LIBOR + 0.550% 3.213% 5/22/20 (a)(b)	348,000	349,441
3 month U.S. LIBOR + 1.000% 3.788% 3/16/22 (a)(b)	133,000	134,521

TOTAL COMMUNICATION SERVICES		933,714

CONSUMER DISCRETIONARY – 8.1%
Automobiles – 5.3%
BMW US Capital LLC 3 month U.S. LIBOR + 0.500% 3.188% 8/13/21 (a)(b)(c)	332,000	331,253
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.550% 3.288% 5/4/21 (a)(b)(c)	376,000	374,488
3 month U.S. LIBOR + 0.840% 3.578% 5/4/23 (a)(b)(c)	150,000	149,557
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.830% 3.528% 8/12/19 (a)(b)	800,000	799,244
3 month U.S. LIBOR + 0.790% 3.566% 6/12/20 (a)(b)	200,000	197,758
3 month U.S. LIBOR + 0.930% 3.668% 11/4/19 (a)(b)	200,000	199,445
3 month U.S. LIBOR + 1.000% 3.797% 1/9/20 (a)(b)	200,000	199,670
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.890% 3.687% 1/13/22 (a)(b)(c)	50,000	49,456
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 3.638% 11/12/21 (a)(b)(c)	400,000	400,214

		2,701,085

Diversified Financial Services – 0.3%
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 1.550% 4.347% 1/14/22 (a)(b)	150,000	149,843

	Principal Amount	Value
Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp. 3 month U.S. LIBOR + 0.430% 3.195% 10/28/21 (a)(b)	$122,000	$121,710

Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 3.621% 1/30/23 (a)(b)	50,000	49,647

Media – 1.5%
Comcast Corp. 3 month U.S. LIBOR + 0.440% 3.237% 10/1/21 (a)(b)	192,000	191,985
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 3.197% 4/1/21 (a)(b)(c)	400,000	400,076
The Walt Disney Co.:
3 month U.S. LIBOR + 0.190% 2.941% 6/5/20 (a)(b)	146,000	146,060
3 month U.S. LIBOR + 0.390% 3.005% 3/4/22 (a)(b)	44,000	44,050

		782,171

Multiline Retail – 0.5%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.473% 4/17/20 (a)(b)	238,000	238,098

Specialty Retail – 0.2%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.936% 3/1/22 (a)(b)	116,000	115,857

TOTAL CONSUMER DISCRETIONARY		4,158,411

CONSUMER STAPLES – 3.9%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 3.537% 1/12/24 (a)(b)	75,000	74,239
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.384% 11/15/21 (a)(b)	72,000	71,673

		145,912

Food & Staples Retailing – 1.3%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 3.279% 12/13/19 (a)(b)(c)	106,000	105,980
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 3.418% 3/15/21 (a)(b)	110,000	108,920
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 3.397% 3/9/20 (a)(b)	202,000	202,404

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity Low Duration Bond Factor ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – continued
3 month U.S. LIBOR + 0.720% 3.487% 3/9/21 (a)(b)	$119,000	$119,283
Walmart, Inc. 3 month U.S. LIBOR + 0.230% 3.054% 6/23/21 (a)(b)	120,000	120,359

		656,946

Food Products – 2.0%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.511% 10/22/20 (a)(b)	198,000	197,122
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.319% 4/16/21 (a)(b)	78,000	77,541
3 month U.S. LIBOR + 1.010% 3.783% 10/17/23 (a)(b)	76,000	75,502
Kraft Heinz Foods Co.:
3 month U.S. LIBOR + 0.420% 3.117% 8/9/19 (a)(b)	590,000	590,165
3 month U.S. LIBOR + 0.820% 3.517% 8/10/22 (a)(b)	94,000	92,746

		1,033,076

Tobacco – 0.3%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 3.564% 8/15/22 (a)(b)	158,000	155,475

TOTAL CONSUMER STAPLES		1,991,409

ENERGY – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 3.454% 9/19/22 (a)(b)	39,000	38,832
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 3.095% 3/3/22 (a)(b)	64,000	64,332
3 month U.S. LIBOR + 0.530% 3.145% 3/3/22 (a)(b)	44,000	44,267
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 3.584% 5/15/22 (a)(b)	216,000	218,342
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 3.488% 6/15/20 (a)(b)	234,000	233,490
EQT Corp. 3 month U.S. LIBOR + 0.770% 3.567% 10/1/20 (a)(b)	112,000	110,926
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.370% 3.109% 3/6/22 (a)(b)	52,000	52,271

	Principal Amount	Value
Shell International Finance BV:
3 month U.S. LIBOR + 0.400% 3.088% 11/13/23 (a)(b)	$138,000	$137,573
3 month U.S. LIBOR + 0.450% 3.147% 5/11/20 (a)(b)	273,000	273,781
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 3.451% 6/5/20 (a)(b)	680,000	676,157

TOTAL ENERGY		1,849,971

FINANCIALS – 61.3%
Banks – 32.5%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 3.209% 8/27/21 (a)(b)(c)	200,000	200,014
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 3.748% 6/14/23 (a)(b)(c)	200,000	201,167
Australia & New Zealand Banking Group Ltd.:
3 month U.S. LIBOR + 0.500% 3.183% 8/19/20 (a)(b)(c)	250,000	250,942
3 month U.S. LIBOR + 0.660% 3.484% 9/23/19 (a)(b)(c)	250,000	250,915
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 4.359% 4/11/22 (a)(b)	200,000	201,316
Bank of Montreal:
3 month U.S. LIBOR + 0.340% 3.137% 7/13/20 (a)(b)	316,000	316,290
3 month U.S. LIBOR + 0.440% 3.228% 6/15/20 (a)(b)	295,000	295,849
3 month U.S. LIBOR + 0.460% 3.257% 4/13/21 (a)(b)	61,000	61,132
3 month U.S. LIBOR + 0.630% 3.401% 9/11/22 (a)(b)	102,000	102,025
Banque Federative du Credit Mutuel S.A. 3 month U.S. LIBOR + 0.490% 3.251% 7/20/20 (a)(b)(c)	200,000	200,371
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 3.259% 1/11/21 (a)(b)	200,000	198,571
3 month U.S. LIBOR + 0.650% 3.389% 8/7/20 (a)(b)	520,000	519,402
Barclays PLC 3 month U.S. LIBOR + 2.110% 4.807% 8/10/21 (a)(b)	400,000	408,188
BB&T Corp.:
3 month U.S. LIBOR + 0.220% 2.956% 2/1/21 (a)(b)	106,000	105,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.570% 3.358% 6/15/20 (a)(b)	$125,000	$125,294
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 3.105% 10/5/20 (a)(b)	171,000	171,257
3 month U.S. LIBOR + 0.660% 3.439% 9/13/23 (a)(b)	64,000	63,912
3 month U.S. LIBOR + 0.720% 3.508% 6/16/22 (a)(b)	116,000	116,199
Citibank N.A. 3 month U.S. LIBOR + 0.500% 3.276% 6/12/20 (a)(b)	250,000	250,656
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 3.201% 9/18/20 (a)(b)(c)	415,000	415,984
3 month U.S. LIBOR + 0.450% 3.217% 3/10/20 (a)(b)(c)	158,000	158,482
3 month U.S. LIBOR + 0.680% 3.481% 9/18/22 (a)(b)(c)	151,000	151,176
3 month U.S. LIBOR + 0.700% 3.488% 3/16/23 (a)(b)(c)	80,000	80,062
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.510% 3.207% 8/9/19 (a)(b)	500,000	500,936
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 5.07% 4/16/21 (a)(b)	250,000	257,776
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 3.836% 9/12/23 (a)(b)(c)	200,000	191,418
ING Bank N.V. 3 month U.S. LIBOR + 0.690% 3.487% 10/1/19 (a)(b)(c)	200,000	200,638
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.290% 3.026% 2/1/21 (a)(b)	340,000	339,929
3 month U.S. LIBOR + 0.610% 3.411% 6/18/22 (a)(b)	202,000	201,592
3 month U.S. LIBOR + 0.900% 3.671% 4/25/23 (a)(b)	358,000	358,966
3 month U.S. LIBOR + 1.205% 3.957% 10/29/20 (a)(b)	105,000	106,376
3 month U.S. LIBOR + 1.230% 4.009% 10/24/23 (a)(b)	146,000	148,254
JPMorgan Chase Bank N.A. 3 month U.S. LIBOR + 0.340% 3.105% 4/26/21 (a)(b)	250,000	249,904

	Principal Amount	Value
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 3.59% 6/21/21 (a)(b)	$200,000	$199,590
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.366% 3/2/23 (a)(b)	62,000	61,750
3 month U.S. LIBOR + 0.790% 3.561% 7/25/22 (a)(b)	513,000	513,331
3 month U.S. LIBOR + 0.920% 3.583% 2/22/22 (a)(b)	90,000	90,550
3 month U.S. LIBOR + 0.860% 3.625% 7/26/23 (a)(b)	54,000	54,032
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 3.569% 2/28/22 (a)(b)	200,000	201,080
3 month U.S. LIBOR + 1.140.% 3.919% 9/13/21 (a)(b)	200,000	202,174
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 3.173% 5/22/20 (a)(b)(c)	1,500,000	1,506,536
Royal Bank of Canada:
3 month U.S. LIBOR + 0.240% 2.869% 8/29/19 (a)(b)	80,000	80,057
3 month U.S. LIBOR + 0.390% 3.141% 4/30/21 (a)(b)	203,000	203,136
3 month U.S. LIBOR + 0.520% 3.259% 3/6/20 (a)(b)	25,000	25,104
3 month U.S. LIBOR + 0.660% 3.455% 10/5/23 (a)(b)	292,000	289,049
Santander UK PLC 3 month U.S. LIBOR + 0.300% 3.038% 11/3/20 (a)(b)	200,000	199,739
Standard Chartered PLC 3 month U.S. LIBOR + 1.130% 3.813% 8/19/19 (a)(b)(c)	400,000	401,787
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 3.123% 1/17/20 (a)(b)	250,000	250,413
3 month U.S. LIBOR + 0.370% 3.149% 10/16/20 (a)(b)	250,000	249,956
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.265% 10/26/21 (a)(b)	50,000	49,987
3 month U.S. LIBOR + 0.530% 3.274% 1/31/20 (a)(b)	106,000	106,315
3 month U.S. LIBOR + 0.590% 3.328% 8/2/22 (a)(b)	43,000	42,679
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.490% 3.229% 9/6/19 (a)(b)	250,000	250,465

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity Low Duration Bond Factor ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
The Huntington National Bank 3 month U.S. LIBOR + 0.510% 3.277% 3/10/20 (a)(b)	$250,000	$250,763
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 3.048% 9/17/20 (a)(b)	182,000	182,055
3 month U.S. LIBOR + 0.440% 3.237% 7/2/19 (a)(b)	224,000	224,325
3 month U.S. LIBOR + 0.640% 3.401% 7/19/23 (a)(b)	138,000	138,082
3 month U.S. LIBOR + 1.000% 3.795% 4/7/21 (a)(b)	110,000	111,493
US Bank N.A. 3 month U.S. LIBOR + 0.250% 3.029% 7/24/20 (a)(b)	1,000,000	1,001,142
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.680% 3.431% 1/30/20 (a)(b)	225,000	226,058
3 month U.S. LIBOR + 0.930% 3.627% 2/11/22 (a)(b)	72,000	72,507
3 month U.S. LIBOR + 0.880% 3.641% 7/22/20 (a)(b)	214,000	214,995
3 month U.S. LIBOR + 1.025% 3.79% 7/26/21 (a)(b)	26,000	26,362
3 month U.S. LIBOR + 1.110% 3.889% 1/24/23 (a)(b)	60,000	60,527
3 month U.S. LIBOR + 1.340% 3.955% 3/4/21 (a)(b)	101,000	102,799
3 month U.S. LIBOR + 1.230% 3.974% 10/31/23 (a)(b)	582,000	591,423
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.310% 3.097% 1/15/21 (a)(b)	250,000	250,215
3 month U.S. LIBOR + 0.500% 3.272% 7/23/21 (a)(b)	250,000	250,332
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 3.169% 3/6/20 (a)(b)	188,000	188,538
3 month U.S. LIBOR + 0.720% 3.404% 5/15/23 (a)(b)	227,000	227,337
3 month U.S. LIBOR + 0.710% 3.523% 6/28/22 (a)(b)	48,000	48,226
3 month U.S. LIBOR + 0.850% 3.533% 8/19/21 (a)(b)	97,000	97,958

		16,643,435

Capital Markets – 1.0%
State Street Corp. 3 month U.S. LIBOR + 0.900% 3.583% 8/18/20 (a)(b)	66,000	66,639

	Principal Amount	Value
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.166% 11/1/21 (a)(b)	$50,000	$49,981
The Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 0.480% 3.251% 9/11/19 (a)(b)	129,000	129,278
3 month U.S. LIBOR + 0.870% 3.553% 8/17/20 (a)(b)	85,000	85,660
3 month U.S. LIBOR + 1.050% 3.801% 10/30/23 (a)(b)	81,000	81,627
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.961% 5/21/21 (a)(b)	115,000	114,999

		528,184

Consumer Finance – 6.4%
American Express Co.:
3 month U.S. LIBOR + 0.330% 3.081% 10/30/20 (a)(b)	187,000	186,916
3 month U.S. LIBOR + 0.650% 3.289% 2/27/23 (a)(b)	26,000	25,792
3 month U.S. LIBOR + 0.600% 3.333% 11/5/21 (a)(b)	149,000	149,220
3 month U.S. LIBOR + 0.750% 3.488% 8/3/23 (a)(b)	102,000	101,185
American Express Credit Corp.:
3 month U.S. LIBOR + 0.430% 3.045% 3/3/20 (a)(b)	130,000	130,276
3 month U.S. LIBOR + 0.330% 3.068% 5/3/19 (a)(b)	50,000	50,016
3 month U.S. LIBOR + 0.700% 3.315% 3/3/22 (a)(b)	48,000	48,071
3 month U.S. LIBOR + 0.680% 3.376% 5/26/20 (a)(b)	30,000	30,138
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.340% 3.033% 2/14/20 (a)(b)	225,000	225,326
3 month U.S. LIBOR + 0.470% 3.153% 11/16/22 (a)(b)	330,000	328,610
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.458% 5/12/20 (a)(b)	429,000	430,694
3 month U.S. LIBOR + 0.720% 3.471% 1/30/23 (a)(b)	106,000	104,155
3 month U.S. LIBOR + 0.950% 3.717% 3/9/22 (a)(b)	206,000	204,914
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 2.864% 5/15/20 (a)(b)	168,000	168,021
3 month U.S. LIBOR + 0.290% 2.905% 9/4/20 (a)(b)	163,000	163,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
3 month U.S. LIBOR + 0.280% 3.046% 9/7/21 (a)(b)	$84,000	$83,774
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.883% 1/10/20 (a)(b)	486,000	486,193
3 month U.S. LIBOR + 0.280% 3.077% 4/13/21 (a)(b)	186,000	185,906
3 month U.S. LIBOR + 0.440% 3.22% 10/18/19 (a)(b)	99,000	99,257
3 month U.S. LIBOR + 0.480% 3.247% 9/8/22 (a)(b)	52,000	51,853

		3,253,515

Diversified Financial Services – 19.4%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 3.152% 1/23/22 (a)(b)	128,000	126,387
3 month U.S. LIBOR + 0.650% 3.447% 10/1/21 (a)(b)	170,000	170,513
3 month U.S. LIBOR + 0.650% 3.472% 6/25/22 (a)(b)	74,000	73,953
3 month U.S. LIBOR + 1.000% 3.779% 4/24/23 (a)(b)	417,000	419,905
3 month U.S. LIBOR + 1.160% 3.921% 1/20/23 (a)(b)	176,000	177,947
3 month U.S. LIBOR + 1.180% 3.941% 10/21/22 (a)(b)	67,000	67,851
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.573% 1/10/20 (a)(b)	51,000	51,227
3 month U.S. LIBOR + 0.930% 3.696% 6/7/19 (a)(b)	60,000	60,123
3 month U.S. LIBOR + 0.950% 3.729% 7/24/23 (a)(b)	235,000	235,331
3 month U.S. LIBOR + 0.960% 3.731% 4/25/22 (a)(b)	525,000	529,049
3 month U.S. LIBOR + 1.190% 3.928% 8/2/21 (a)(b)	38,000	38,536
3 month U.S. LIBOR + 1.430% 4.056% 9/1/23 (a)(b)	287,000	291,742
Credit Agricole S.A.:
3 month U.S. LIBOR + 0.970% 3.737% 6/10/20 (a)(b)(c)	250,000	251,822
3 month U.S. LIBOR + 1.430% 4.213% 1/10/22 (a)(b)(c)	250,000	251,771
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 3.576% 1/22/21 (a)(b)	284,000	276,422
3 month U.S. LIBOR + 1.230% 3.869% 2/27/23 (a)(b)	100,000	93,885

	Principal Amount	Value
3 month U.S. LIBOR + 1.910% 4.607% 5/10/19 (a)(b)	$54,000	$54,052
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.990% 3.785% 1/5/23 (a)(b)	361,000	347,264
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.401% 2/23/23 (a)(b)	281,000	278,243
3 month U.S. LIBOR + 0.780% 3.524% 10/31/22 (a)(b)	318,000	316,963
3 month U.S. LIBOR + 0.730% 3.552% 12/27/20 (a)(b)	208,000	208,428
3 month U.S. LIBOR + 1.020% 3.792% 10/23/19 (a)(b)	422,000	423,646
3 month U.S. LIBOR + 1.050% 3.801% 6/5/23 (a)(b)	78,000	78,101
3 month U.S. LIBOR + 1.110% 3.875% 4/26/22 (a)(b)	472,000	474,669
3 month U.S. LIBOR + 1.600% 4.229% 11/29/23 (a)(b)	176,000	179,414
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.283% 5/18/21 (a)(b)	200,000	199,809
3 month U.S. LIBOR + 0.650% 3.426% 9/11/21 (a)(b)	600,000	599,629
3 month U.S. LIBOR + 2.240% 5.007% 3/8/21 (a)(b)	237,000	244,166
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 3.787% 1/15/23 (a)(b)	178,000	179,433
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.247% 2/10/21 (a)(b)	274,000	274,434
3 month U.S. LIBOR + 1.180% 3.941% 1/20/22 (a)(b)	520,000	525,621
3 month U.S. LIBOR + 1.400% 4.161% 4/21/21 (a)(b)	268,000	272,326
3 month U.S. LIBOR + 1.400% 4.179% 10/24/23 (a)(b)	406,000	412,641
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.780% 3.567% 7/12/22 (a)(b)	18,000	18,003
3 month U.S. LIBOR + 0.800% 3.579% 10/16/23 (a)(b)	88,000	87,939
3 month U.S. LIBOR + 1.140% 3.901% 10/19/21 (a)(b)	311,000	314,738
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 3.094% 1/8/21 (a)(b)	112,000	111,912
3 month U.S. LIBOR + 0.620% 3.424% 9/19/22 (a)(b)	184,000	183,526

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity Low Duration Bond Factor ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
UBS AG:
3 month U.S. LIBOR + 0.480% 3.106% 12/1/20 (a)(b)(c)	$264,000	$264,178
3 month U.S. LIBOR + 0.580% 3.347% 6/8/20 (a)(b)(c)	600,000	602,149
UBS Group Funding Switzerland AG 3 month U.S. LIBOR + 1.530% 4.266% 2/1/22 (a)(b)(c)	200,000	203,637

		9,971,385

Insurance – 2.0%
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.320% 3.103% 1/10/20 (a)(b)	26,000	26,034
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.480% 3.251% 6/11/21 (a)(b)(c)	148,000	147,617
3 month U.S. LIBOR + 0.730% 3.552% 6/27/22 (a)(b)(c)	114,000	114,182
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 3.176% 6/12/20 (a)(b)(c)	150,000	150,341
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 3.054% 8/6/21 (a)(b)(c)	78,000	78,019
3 month U.S. LIBOR + 0.270% 3.067% 4/9/20 (a)(b)(c)	378,000	378,673
3 month U.S. LIBOR + 0.520% 3.287% 6/10/22 (a)(b)(c)	150,000	150,006

		1,044,872

TOTAL FINANCIALS		31,441,391

HEALTH CARE – 2.7%
Biotechnology – 0.2%
Amgen, Inc. 3 month U.S. LIBOR + 0.320% 3.017% 5/10/19 (a)(b)	115,000	115,059

Health Care Equipment & Supplies – 1.0%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 3.769% 6/6/22 (a)(b)	210,000	209,229
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 3.558% 6/15/22 (a)(b)	96,000	94,791
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 3.379% 11/30/20 (a)(b)	102,000	102,001

	Principal Amount	Value
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 3.588% 3/15/20 (a)(b)	$84,000	$84,543

		490,564

Health Care Providers & Services – 0.7%
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 3.438% 9/17/21 (a)(b)(c)	148,000	147,256
3 month U.S. LIBOR + 0.890% 3.677% 7/15/23 (a)(b)(c)	36,000	35,775
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 2.857% 10/15/20 (a)(b)	188,000	187,707

		370,738

Pharmaceuticals – 0.8%
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 4.031% 3/12/20 (a)(b)	111,000	111,802
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 3.348% 8/17/23 (a)(b)	84,000	83,188
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 3.043% 5/14/21 (a)(b)	93,000	92,954
Merck & Co., Inc. 3 month U.S. LIBOR +0.375% 3.072% 2/10/20 (a)(b)	80,000	80,258
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 3.084% 8/20/21 (a)(b)	50,000	49,497

		417,699

TOTAL HEALTH CARE		1,394,060

INDUSTRIALS – 2.1%
Aerospace & Defense – 0.8%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.987% 5/11/20 (a)(b)	210,000	210,373
3 month U.S. LIBOR + 0.380% 3.077% 5/11/21 (a)(b)	67,000	67,171
United Technologies Corp.:
3 month U.S. LIBOR + 0.350% 3.086% 11/1/19 (a)(b)	43,000	43,056
3 month U.S. LIBOR + 0.650% 3.333% 8/16/21 (a)(b)	74,000	74,011

		394,611

Air Freight & Logistics – 0.3%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 8.380% 3.074% 5/16/22 (a)(b)	58,000	58,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Air Freight & Logistics – continued
3 month U.S. LIBOR + 0.450% 3.247% 4/1/23 (a)(b)	$88,000	$87,894

		145,959

Electrical Equipment – 0.0%
Tyco Electronics Group S.A. 3 month U.S. LIBOR + 0.450% 3.201% 6/5/20 (a)(b)	26,000	25,984

Industrial Conglomerates – 0.2%
General Electric Co. 3 month U.S. LIBOR + 1.000% 3.788% 3/15/23 (a)(b)	82,000	80,536

Machinery – 0.8%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.290% 3.114% 6/22/20 (a)(b)	139,000	139,324
3 month U.S. LIBOR + 0.480% 3.247% 9/8/22 (a)(b)	75,000	74,833
3 month U.S. LIBOR + 0.550% 3.316% 6/7/23 (a)(b)	216,000	214,814

		428,971

Trading Companies & Distributors – 0.0%
GATX Corp. 3 month U.S. LIBOR + 0.720% 3.453% 11/5/21 (a)(b)	23,000	22,865

TOTAL INDUSTRIALS		1,098,926

INFORMATION TECHNOLOGY – 3.0%
IT Services – 1.0%
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 3.021% 1/20/21 (a)(b)	200,000	199,693
International Business Machines Corp. 3 month U.S. LIBOR + 0.230% 2.995% 1/27/20 (a)(b)	300,000	300,303

		499,996

Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp.:
3 month U.S. LIBOR + 0.080% 2.777% 5/11/20 (a)(b)	150,000	150,027
3 month U.S. LIBOR + 0.350% 3.047% 5/11/22 (a)(b)	60,000	60,066
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 3.481% 1/30/23 (a)(b)	38,000	37,627

		247,720

	Principal Amount	Value
Software – 0.1%
Oracle Corp. 3 month U.S. LIBOR + 0.510% 3.314% 10/8/19 (a)(b)	$42,000	$42,099

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 3.047% 5/11/22 (a)(b)	90,000	90,204
3 month U.S. LIBOR + 0.500% 3.197% 2/9/22 (a)(b)	293,000	295,368
3 month U.S. LIBOR + 1.130% 3.781% 2/23/21 (a)(b)	274,000	279,131
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 3.515% 10/5/21 (a)(b)	82,000	81,963

		746,666

TOTAL INFORMATION TECHNOLOGY		1,536,481

MATERIALS – 0.3%
Chemicals – 0.3%
DowDuPont, Inc. 3 month U.S. LIBOR + 1.110% 3.794% 11/15/23 (a)(b)	38,000	37,869
EI du Pont de Nemours & Co. 3 month U.S. LIBOR + 0.530% 3.266% 5/1/20 (a)(b)	118,000	118,342

TOTAL MATERIALS		156,211

UTILITIES – 2.0%
Electric Utilities – 0.3%
Duke Energy Corp. 3 month U.S. LIBOR + 0.500% 3.193% 5/14/21 (a)(b)(c)	102,000	102,021
The Southern Co. 3 month U.S. LIBOR + 0.700% 3.503% 9/30/20 (a)(b)(c)	25,000	25,012

		127,033

Gas Utilities – 0.1%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 3.388% 6/15/21 (a)(b)	25,000	24,840

Independent Power and Renewable Electricity Producers – 0.4%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 3.342% 12/20/20 (a)(b)(c)	209,000	207,791

Multi-Utilities – 1.2%
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 2.947% 9/8/20 (a)(b)	72,000	71,802

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity Low Duration Bond Factor ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.029% 8/21/20 (a)(b)	$120,000	$119,634
3 month U.S. LIBOR + 0.480% 3.218% 5/4/21 (a)(b)	169,000	168,985
Sempra Energy:
3 month U.S. LIBOR + 0.450% 3.238% 3/15/21 (a)(b)	32,000	31,591
3 month U.S. LIBOR + 0.500% 3.287% 1/15/21 (a)(b)	250,000	247,170

		639,182

TOTAL UTILITIES		998,846

TOTAL NONCONVERTIBLE BONDS (Cost $45,512,055)		45,559,420

U.S. Treasury Obligations – 10.4%

U.S. Treasury Bonds:
2.25%, 2/15/27	345,000	334,825
2.625%, 2/15/29	349,000	346,110
2.75%, 2/15/28	321,000	322,204
2.875% 5/15/28 to 8/15/28	1,647,000	1,668,860
3.125%, 11/15/28	279,000	288,525
U.S. Treasury Notes:
1.50%, 8/15/26	1,031,000	951,420
1.625%, 5/15/26	93,000	86,860
2.00%, 11/15/26	452,000	431,466
2.25% 8/15/27 to 11/15/27	386,000	373,272

	Principal Amount	Value
2.375%, 5/15/27	$485,000	$474,580
6.75%, 8/15/26	36,000	45,988

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,269,668)		5,324,110

Money Market Funds – 4.0%

	Shares
Fidelity Cash Central Fund, 2.44% (d) (Cost $2,071,352)	2,070,938	2,071,352

TOTAL INVESTMENT IN SECURITIES – 103.2% (Cost $52,853,075)		52,954,882

NET OTHER ASSETS (LIABILITIES) – (3.2%)		(1,649,382)

NET ASSETS – 100.0%		$51,305,500

Legend

(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,130,766 or 17.8% of net assets.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$8,606

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$45,559,420	$—	$45,559,420	$—

U.S. Treasury Obligations	5,324,110	—	5,324,110	—

Money Market Funds	2,071,352	2,071,352	—	—

Total Investments in Securities:	$52,954,882	$2,071,352	$50,883,530	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	71.4

Australia	6.6

United Kingdom	6.1

Canada	5.9

Japan	4.0

Netherlands	2.5

Switzerland	2.1

France	1.4

Others (Individually Less Than 1%)	3.2

103.2%

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 37.3%

	Principal Amount	Value
COMMUNICATION SERVICES – 2.6%
Communications Equipment – 0.1%
AT&T, Inc. 4.45% 4/1/24	$29,000	$30,021
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	500,000	470,000

		500,021

Diversified Telecommunication Services – 1.1%
Altice Financing S.A. 7.50% 5/15/26 (a)	640,000	619,200
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	202,000
Altice France S.A. 7.375% 5/1/26 (a)	200,000	196,250
AT&T, Inc.:
2.45% 6/30/20	524,000	520,279
3.60% 2/17/23	162,000	163,018
6.30% 1/15/38	290,000	323,488
Frontier Communications Corp. 7.05% 10/1/46	329,000	164,500
Intelsat Jackson Holdings S.A. 8.50% 10/15/24 (a)	145,000	146,406
Level 3 Financing, Inc.:
5.375% 1/15/24	485,000	488,031
5.625% 2/1/23	211,000	212,582
Qwest Corp. 7.25% 9/15/25	90,000	96,059
Verizon Communications, Inc.:
2.625% 2/21/20	359,000	358,406
3.85% 11/1/42	79,000	71,199
4.522% 9/15/48	122,000	119,727
4.862% 8/21/46	224,000	230,327
5.012% 4/15/49 to 8/21/54	782,000	804,985
5.50% 3/16/47	809,000	899,368

		5,615,825

Media – 0.9%
Altice France S.A. 8.125% 2/1/27 (a)	200,000	201,000
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	342,589
5.375% 5/1/47	1,701,000	1,612,756
5.75% 4/1/48	406,000	406,328
DISH DBS Corp.:
5.00% 3/15/23	322,000	284,568
7.75% 7/1/26	200,000	173,000
DISH Network Corp. 3.375% 8/15/26	120,000	103,068

	Principal Amount	Value
Fox Corp.:
3.666% 1/25/22 (a)	$57,000	$57,664
4.03% 1/25/24 (a)	101,000	102,932
4.709% 1/25/29 (a)	145,000	150,299
5.476% 1/25/39 (a)	143,000	149,901
5.576% 1/25/49 (a)	95,000	100,324
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	126,885
5.95% 4/1/41	90,000	106,286
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	200,000	192,500
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	695,000	670,675

		4,780,775

Wireless Telecommunication Services – 0.5%
C&W Senior Financing DAC 7.50% 10/15/26 (a)	280,000	285,600
Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	25,000	25,406
6.625% 10/15/26 (a)	320,000	331,920
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	104,000
Sprint Communications Inc. 6.00% 11/15/22	65,000	65,943
Sprint Corp.:
7.125% 6/15/24	200,000	206,646
7.875% 9/15/23	589,000	629,494
T-Mobile USA, Inc.:
5.125% 4/15/25	500,000	512,656
6.375% 3/1/25	259,000	269,522

		2,431,187

TOTAL COMMUNICATION SERVICES		13,327,808

CONSUMER DISCRETIONARY – 2.8%
Commercial Services & Supplies – 0.1%
Aramark Services, Inc. 5.00% 4/1/25 (a)	300,000	305,250

Diversified Consumer Services – 0.1%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	217,525
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,885
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	419,040

		650,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – 0.6%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	$70,000	$68,163
Eldorado Resorts, Inc.:
6.00% 4/1/25	160,000	162,600
6.00% 9/15/26 (a)	20,000	20,350
7.00% 8/1/23	82,000	85,895
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	160,501
Golden Nugget, Inc. 6.75% 10/15/24 (a)	300,000	301,500
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	334,900
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	375,000	373,125
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	66,893
Scientific Games International, Inc.:
5.00% 10/15/25 (a)	45,000	43,594
10.00% 12/1/22	175,000	183,969
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	485,000	496,305
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	77,700
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	96,107
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	74,647
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	220,000	212,300
5.50% 10/1/27 (a)	155,000	147,783

		2,906,332

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	198,500

Leisure Products – 0.0%
Mattel, Inc. 6.75% 12/31/25 (a)	175,000	172,375

Media – 1.9%
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	196,250
5.375% 5/1/25 (a)	377,000	385,954
5.50% 5/1/26 (a)	200,000	203,942
5.875% 4/1/24 to 5/1/27 (a)	1,097,000	1,137,723

	Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/45	$77,000	$82,820
Comcast Corp.:
3.90% 3/1/38	71,000	67,150
3.969% 11/1/47	224,000	207,788
3.999% 11/1/49	256,000	237,739
4.00% 3/1/48	127,000	118,738
4.60% 8/15/45	181,000	182,741
4.65% 7/15/42	162,000	164,508
CSC Holdings LLC:
5.375% 7/15/23 (a)	400,000	411,080
5.50% 5/15/26 (a)	200,000	202,250
6.625% 10/15/25 (a)	790,000	833,450
7.75% 7/15/25 (a)	530,000	565,775
MDC Partners, Inc. 6.50% 5/1/24 (a)	324,000	280,260
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	400,000	404,500
5.375% 4/15/25 to 7/15/26 (a)	385,000	390,601
6.00% 7/15/24 (a)	590,000	611,387
Time Warner Cable LLC:
4.00% 9/1/21	1,413,000	1,426,851
5.50% 9/1/41	16,000	15,140
6.55% 5/1/37	157,000	166,483
6.75% 6/15/39	220,000	236,148
7.30% 7/1/38	211,000	238,130
Warner Media LLC 3.60% 7/15/25	473,000	465,830
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	500,000	486,100

		9,719,338

Specialty Retail – 0.0%
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	14,719

Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (b)	105,000	105,000

TOTAL CONSUMER DISCRETIONARY		14,071,964

CONSUMER STAPLES – 3.3%
Beverages – 1.1%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	304,000	292,572
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	343,000	311,338
5.45% 1/23/39	370,000	388,299
5.55% 1/23/49	2,349,000	2,467,187
5.80% 1/23/59	902,000	962,251

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
Constellation Brands, Inc. 3.875% 11/15/19	$10,000	$10,056
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	54,381
Molson Coors Brewing Co. 3.00% 7/15/26	1,250,000	1,146,939

		5,633,023

Food & Staples Retailing – 0.7%
CVS Health Corp.:
4.00% 12/5/23	200,000	203,284
4.10% 3/25/25	686,000	695,400
4.30% 3/25/28	796,000	796,546
4.78% 3/25/38	1,104,000	1,073,931
5.05% 3/25/48	521,000	516,267
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,180

		3,319,608

Food Products – 0.3%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	445,000	451,364
5.875% 7/15/24 (a)	300,000	308,400
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	473,000	478,912
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	96,125
5.50% 3/1/25 (a)	100,000	100,250
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	45,913

		1,480,964

Hotels, Restaurants & Leisure – 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	475,000	450,656

Tobacco – 1.1%
Altria Group, Inc.:
2.625% 1/14/20	100,000	99,693
3.875% 9/16/46	682,000	516,851
4.25% 8/9/42	434,000	350,529
4.40% 2/14/26	192,000	193,513
4.50% 5/2/43	289,000	239,224
4.80% 2/14/29	250,000	249,505
5.375% 1/31/44	518,000	482,211
5.95% 2/14/49	300,000	299,275
BAT Capital Corp. 4.54% 8/15/47	1,500,000	1,216,732

	Principal Amount	Value
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	$400,000	$400,719
4.25% 7/21/25 (a)	450,000	449,395
Reynolds American, Inc.:
3.25% 6/12/20	21,000	20,980
4.00% 6/12/22	73,000	73,883
4.45% 6/12/25	53,000	53,446
4.85% 9/15/23	220,000	229,818
5.70% 8/15/35	28,000	27,610
5.85% 8/15/45	180,000	171,501
Vector Group Ltd. 6.125% 2/1/25 (a)	726,000	642,510

		5,717,395

TOTAL CONSUMER STAPLES		16,601,646

ENERGY – 6.4%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP:
5.375% 7/15/25	185,000	192,400
8.125% 8/16/30	215,000	248,325
Ensco PLC 4.50% 10/1/24	140,000	108,318
Halliburton Co.:
3.80% 11/15/25	63,000	63,290
4.85% 11/15/35	55,000	55,719
Nabors Industries, Inc. 5.50% 1/15/23	75,000	70,313
Noble Holding International Ltd.:
7.75% 1/15/24	18,000	16,020
7.875% 2/1/26 (a)	105,000	98,175
USA Compression Partners LP / USA Compression Finance Corp.:
6.875% 4/1/26	105,000	106,837
6.875% 9/1/27 (a)(b)	50,000	51,000
Weatherford International Ltd.:
6.50% 8/1/36	180,000	107,100
9.875% 2/15/24	180,000	129,600

		1,247,097

Independent Power and Renewable Electricity Producers – 0.0%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	70,000	68,775

Oil, Gas & Consumable Fuels – 5.3%
Anadarko Finance Co. 7.50% 5/1/31	302,000	365,487
Anadarko Petroleum Corp.:
4.50% 7/15/44	500,000	452,349
4.85% 3/15/21	47,000	48,287
5.55% 3/15/26	913,000	975,588
6.20% 3/15/40	150,000	164,676
6.45% 9/15/36	338,000	380,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
6.60% 3/15/46	$216,000	$255,384
California Resources Corp. 8.00% 12/15/22 (a)	545,000	435,319
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	98,366
Cenovus Energy, Inc.:
4.25% 4/15/27	266,000	253,314
6.75% 11/15/39	350,000	369,628
Chesapeake Energy Corp. 8.00% 1/15/25 to 6/15/27	405,000	410,675
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	252,051
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	99,105
4.50% 6/1/25	30,000	30,796
Comstock Escrow Corp. 9.75% 8/15/26 (a)	220,000	203,913
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	80,525
6.25% 4/1/23	160,000	164,243
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	71,400
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(c)(d)	500,000	442,500
Denbury Resources, Inc. 9.25% 3/31/22 (a)	320,000	320,800
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	203,359
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	70,242
Enbridge, Inc. 4.25% 12/1/26	66,000	67,302
Encana Corp.:
6.625% 8/15/37	185,000	210,488
7.375% 11/1/31	283,000	335,707
8.125% 9/15/30	560,000	688,048
Energy Transfer Operating LP:
4.50% 4/15/24	98,000	100,628
5.25% 4/15/29	160,000	167,310
6.25% 4/15/49	249,000	267,242
Energy Transfer Partners LP:
4.20% 9/15/23	72,000	73,437
4.95% 6/15/28	246,000	250,652
5.80% 6/15/38	137,000	139,830
6.00% 6/15/48	339,000	351,743

	Principal Amount	Value
Enterprise Products Operating LLC 3.70% 2/15/26	$90,000	$90,132
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	210,000	148,050
Hess Corp.:
7.30% 8/15/31	108,000	123,045
7.875% 10/1/29	113,000	132,427
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	255,000	256,275
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	192,000
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	34,900
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	109,650
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	60,363
5.00% 10/1/21	69,000	71,632
5.50% 3/1/44	280,000	289,985
6.55% 9/15/40	13,000	14,940
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	76,250
5.05% 2/15/46	34,000	33,654
5.55% 6/1/45	193,000	202,625
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.00% 8/1/26 (a)	200,000	199,500
MEG Energy Corp. 7.00% 3/31/24 (a)	155,000	141,825
MPLX LP:
4.50% 7/15/23	133,000	137,470
4.80% 2/15/29	83,000	85,090
4.875% 12/1/24	160,000	167,035
5.50% 2/15/49	249,000	255,023
Parsley Energy LLC / Parsley Finance Corp.:
5.25% 8/15/25 (a)	165,000	163,301
5.375% 1/15/25 (a)	55,000	55,138
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	204,500
Petrobras Global Finance BV:
5.75% 2/1/29	770,000	767,574
6.25% 3/17/24	220,000	232,870
7.25% 3/17/44	1,408,000	1,504,448
7.375% 1/17/27	651,000	715,449

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Petroleos Mexicanos:
4.50% 1/23/26	$200,000	$178,600
4.625% 9/21/23	1,392,000	1,333,118
5.50% 1/21/21	460,000	465,865
5.625% 1/23/46	1,433,000	1,121,322
6.35% 2/12/48	1,200,000	995,400
6.375% 1/23/45	650,000	545,837
6.50% 3/13/27	594,000	573,507
6.75% 9/21/47	1,870,000	1,621,477
Phillips 66 4.30% 4/1/22	651,000	673,344
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,982
Sanchez Energy Corp. 7.25% 2/15/23 (a)	300,000	258,750
Southwestern Energy Co. 7.50% 4/1/26	30,000	31,200
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	65,000	65,813
5.50% 2/15/26	105,000	104,297
Teine Energy Ltd. 6.875% 9/30/22 (a)	235,000	236,175
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	25,000	24,768
5.00% 1/31/28 (a)	35,000	33,250
6.625% 6/15/25 (a)(e)	140,000	147,000
The Williams Companies., Inc.:
3.60% 3/15/22	103,000	103,548
3.70% 1/15/23	1,000,000	999,126
The Williams Companies., Inc.:
3.90% 1/15/25	507,000	507,939
4.00% 11/15/21 to 9/15/25	226,000	227,524
4.50% 11/15/23	51,000	52,630
Weatherford International LLC 9.875% 3/1/25	125,000	89,063
Western Gas Partners LP:
4.50% 3/1/28	300,000	290,358
4.75% 8/15/28	80,000	78,946
5.375% 6/1/21	774,000	797,396
Western Midstream Operating LP 4.65% 7/1/26	35,000	34,741

		26,861,910

Pipeline – 0.8%
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	400,000	426,004
7.00% 6/30/24	445,000	492,837
Cheniere Energy Partners LP: 5.25% 10/1/25	590,000	597,375

	Principal Amount	Value
5.625% 10/1/26 (a)	$470,000	$478,812
SemGroup Corp.:
6.375% 3/15/25	205,000	193,213
7.25% 3/15/26	255,000	246,713
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22 to 11/15/23	210,000	204,100
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.:
5.50% 8/15/22	20,000	19,944
5.75% 4/15/25	330,000	315,150
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	563,000	541,569
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.125% 2/1/25	505,000	507,525
5.375% 2/1/27	105,000	105,526
5.875% 4/15/26 (a)	105,000	109,200

		4,237,968

TOTAL ENERGY		32,415,750

FINANCIALS – 11.9%
Banks – 4.2%
Bank of America Corp.:
3.004% 12/20/23 (d)	805,000	794,533
3.419% 12/20/28 (d)	237,000	228,659
3.50% 4/19/26	227,000	224,700
3.864% 7/23/24 (d)	250,000	254,050
3.95% 4/21/25	229,000	228,836
4.20% 8/26/24	160,000	163,069
4.25% 10/22/26	2,225,000	2,235,188
4.45% 3/3/26	118,000	120,141
6.10% (d)(f)	204,000	216,850
Barclays PLC:
2.75% 11/8/19	400,000	398,468
4.375% 1/12/26	200,000	198,367
5.20% 5/12/26	429,000	431,641
CIT Group, Inc. 6.125% 3/9/28	510,000	552,075
Citigroup, Inc.:
2.40% 2/18/20	672,000	668,622
3.142% 1/24/23 (d)	267,000	265,993
3.875% 3/26/25	278,000	276,259
4.00% 8/5/24	115,000	116,274
4.30% 11/20/26	127,000	127,166
4.40% 6/10/25	1,056,000	1,073,059
4.45% 9/29/27	300,000	301,039
5.50% 9/13/25	779,000	841,385
Citizens Bank N.A. 2.50% 3/14/19	250,000	250,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	$250,000	$248,949
3.75% 3/26/25	250,000	247,044
3.80% 6/9/23	906,000	905,940
4.55% 4/17/26	250,000	256,110
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	185,310
5.71% 1/15/26 (a)	415,000	388,621
JPMorgan Chase & Co.:
2.95% 10/1/26	2,424,000	2,311,008
3.797% 7/23/24 (d)	75,000	76,071
3.875% 9/10/24	190,000	192,194
4.125% 12/15/26	415,000	419,961
4.452% 12/5/29 (d)	2,200,000	2,302,482
Regions Financial Corp. 3.20% 2/8/21	81,000	81,106
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,002,472
6.00% 12/19/23	653,000	686,175
6.125% 12/15/22	1,446,000	1,525,516
Synchrony Bank 3.65% 5/24/21	289,000	290,245

		21,085,584

Capital Markets – 3.1%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	78,333
4.25% 2/15/24	138,000	141,746
Credit Suisse Group AG:
3.869% 1/12/29 (a)(d)	250,000	240,501
4.207% 6/12/24 (a)(d)	850,000	854,266
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	100,000	98,502
3.20% 2/23/23	1,540,000	1,526,656
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (c)(d)	1,084,000	1,049,678
3.75% 5/22/25	200,000	199,033
3.814% 4/23/29 (d)	1,150,000	1,119,414
4.25% 10/21/25	540,000	542,176
6.75% 10/1/37	1,149,000	1,366,511
Lazard Group LLC 4.25% 11/14/20	96,000	97,470
Morgan Stanley:
3.125% 7/27/26	2,578,000	2,459,813
3.70% 10/23/24	86,000	86,376
3.737% 4/24/24 (d)	400,000	403,485
4.35% 9/8/26	2,314,000	2,323,460
4.431% 1/23/30 (d)	350,000	361,387

	Principal Amount	Value
4.875% 11/1/22	$473,000	$495,070
5.00% 11/24/25	2,056,000	2,161,115

		15,604,992

Consumer Finance – 1.9%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	130,930
5.75% 11/20/25	1,610,000	1,706,600
8.00% 11/1/31 to 11/1/31	404,000	495,880
Capital One Financial Corp. 3.80% 1/31/28	258,000	247,942
Discover Bank 4.682% 8/9/28 (d)	250,000	249,230
Discover Financial Services:
3.75% 3/4/25	572,000	557,775
3.85% 11/21/22	1,084,000	1,090,289
4.10% 2/9/27	253,000	246,212
4.50% 1/30/26	377,000	378,743
Ford Motor Credit Co. LLC:
5.085% 1/7/21	228,000	232,238
5.596% 1/7/22	472,000	483,556
5.875% 8/2/21	750,000	775,026
Navient Corp.:
5.50% 1/25/23	430,000	424,625
5.875% 10/25/24	15,000	14,438
6.125% 3/25/24	50,000	48,750
6.50% 6/15/22	215,000	221,246
6.625% 7/26/21	170,000	175,738
6.75% 6/15/26	110,000	105,600
7.25% 1/25/22 to 9/25/23	410,000	423,162
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	264,262
Springleaf Finance Corp.:
6.875% 3/15/25	150,000	153,750
7.125% 3/15/26	185,000	185,944
Synchrony Financial:
3.00% 8/15/19	342,000	341,781
3.95% 12/1/27	520,000	476,165

		9,429,882

Diversified Financial Services – 1.7%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(d)	615,000	611,925
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
4.125% 7/3/23	255,000	253,312
4.45% 12/16/21	229,000	232,009
4.875% 1/16/24	150,000	153,495
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	263,413
4.625% 7/1/22	150,000	151,651

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Deutsche Bank AG:
3.15% 1/22/21	$372,000	$363,380
3.30% 11/16/22	247,000	233,120
4.50% 4/1/25	1,000,000	930,890
5.00% 2/14/22	732,000	736,524
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	74,993
3.50% 7/10/19	1,679,000	1,682,153
4.00% 1/15/25	50,000	48,026
4.20% 3/1/21	138,000	139,563
4.25% 5/15/23	5,000	5,016
4.35% 4/9/25	1,711,000	1,672,091
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	340,000	343,825
6.75% 2/1/24	305,000	319,106
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	42,834
Moody’s Corp.:
3.25% 1/15/28	108,000	103,143
4.875% 2/15/24	101,000	106,819
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	211,000	213,110
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	203,364

		8,883,762

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	69,094
AmWINS Group, Inc. 7.75% 7/1/26 (a)	125,000	128,125
AXA Equitable Holdings, Inc. 3.90% 4/20/23	63,000	63,492
Hartford Financial Services Group, Inc. 4.30% 4/15/43	590,000	566,951
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	131,567
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	319,498
4.75% 3/15/39	142,000	147,033
4.90% 3/15/49	283,000	297,682
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	21,681
Pacific LifeCorp. 5.125% 1/30/43 (a)	540,000	552,320
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	344,519

	Principal Amount	Value
Unum Group:
3.875% 11/5/25	$349,000	$339,406
4.00% 3/15/24	473,000	473,410
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	230,000	223,675
Voya Financial, Inc. 3.125% 7/15/24	130,000	125,800

		3,804,253

Real Estate Investment Trusts (REITs) – 0.3%
Hudson Pacific Properties LP 4.65% 4/1/29	113,000	111,311
MPT Operating Partnership LP / MPT Finance Corp.:
5.00% 10/15/27	400,000	397,000
5.25% 8/1/26	380,000	384,750
5.50% 5/1/24	90,000	92,138
6.375% 3/1/24	500,000	523,750
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	34,048

		1,542,997

TOTAL FINANCIALS		60,351,470

HEALTH CARE – 2.6%
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co.:
2.894% 6/6/22	210,000	207,668
3.70% 6/6/27	85,000	82,342
Teleflex, Inc. 4.875% 6/1/26	85,000	86,169

		376,179

Health Care Providers & Services – 1.7%
CHS / Community Health Systems, Inc.:
5.125% 8/1/21	210,000	206,063
6.25% 3/31/23	1,175,000	1,130,937
CHS/Community Health Systems, Inc.:
8.00% 3/15/26	110,000	108,551
8.625% 1/15/24 (a)	80,000	82,200
Halfmoon Parent, Inc.:
3.75% 7/15/23 (a)	345,000	349,131
4.125% 11/15/25 (a)	167,000	169,504
4.375% 10/15/28 (a)	431,000	436,885
4.80% 8/15/38 (a)	268,000	267,475
4.90% 12/15/48 (a)	268,000	266,839
HCA, Inc.:
4.75% 5/1/23	5,000	5,171
5.375% 2/1/25	574,000	595,347
5.875% 3/15/22	330,000	351,084
6.50% 2/15/20	560,000	576,747
Sabra Health Care LP 5.125% 8/15/26	195,000	185,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	$342,000	$346,916
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	202,500
4.625% 7/15/24	110,000	109,313
6.25% 2/1/27 (a)	100,000	102,938
6.75% 6/15/23	255,000	261,375
7.00% 8/1/25	145,000	145,363
8.125% 4/1/22	560,000	597,800
The Toledo Hospital:
5.325% 11/15/28	154,000	158,237
6.015% 11/15/48	738,000	780,827
Vizient, Inc. 10.375% 3/1/24 (a)	110,000	119,075
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	925,000	951,594

		8,507,224

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	0	0

Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	943,000	938,855
Bausch Health Cos., Inc.:
5.50% 3/1/23 to 11/1/25 (a)	295,000	296,275
6.50% 3/15/22 (a)	130,000	134,712
7.00% 3/15/24 (a)	600,000	632,250
9.25% 4/1/26 (a)	90,000	96,975
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	268,537
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	84,150
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	85,000	88,400
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	69,000	69,437
4.272% 8/28/23 (a)	219,000	222,243
4.90% 8/28/28 (a)	92,000	95,313
Mylan N.V.:
2.50% 6/7/19	40,000	39,945
3.15% 6/15/21	613,000	606,014
3.95% 6/15/26	90,000	83,928
Mylan, Inc. 4.55% 4/15/28	150,000	141,547

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	$136,000	$129,219
Zoetis, Inc. 3.25% 2/1/23	100,000	99,364

		4,027,164

TOTAL HEALTH CARE		12,910,567

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	310,719
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	115,575
6.125% 1/15/23 (a)	180,000	181,350
7.50% 12/1/24 (a)	230,000	234,600
7.875% 4/15/27	195,000	193,530
TransDigm, Inc.:
6.25% 3/15/26 (a)	285,000	292,125
6.50% 7/15/24	380,000	383,800

		1,711,699

Banks – 0.1%
UniCredit SpA 6.572% 1/14/22 (a)	434,000	444,919

Commercial Services & Supplies – 0.1%
APX Group, Inc.:
7.625% 9/1/23	307,000	270,544
8.75% 12/1/20	182,000	180,862
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	70,000	69,825
Tervita Escrow Corp. 7.625% 12/1/21 (a)	15,000	14,963
The ADT Corp. 4.875% 7/15/32 (a)	185,000	155,862

		692,056

Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	522,000	495,247
5.875% 10/15/24	410,000	429,536
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	121,838
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	76,219

		1,122,840

Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
6.00% 2/15/25 (a)	205,000	202,437
7.25% 5/15/24 (a)	285,000	295,958

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Containers & Packaging – continued
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	$45,000	$43,313
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	65,000	65,313
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	38,325
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	132,000	124,740
7.875% 7/15/26 (a)	30,000	28,725
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	300,000	300,000
7.00% 7/15/24 (a)	125,000	127,998
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	93,100

		1,319,909

Diversified Financial Services – 0.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	665,000	671,650
5.25% 5/15/24 (a)	200,000	205,000
5.50% 1/15/23 (a)	130,000	133,276
Park Aerospace Holdings Ltd.:
4.50% 3/15/23 (a)	45,000	44,663
5.25% 8/15/22 (a)	120,000	122,845
5.50% 2/15/24 (a)	50,000	51,687

		1,229,121

IT Services – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	310,000	293,725

Machinery – 0.1%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	380,000	387,600

Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.125% 1/15/20	322,000	319,285
3.375% 6/1/21	72,000	71,493
3.75% 2/1/22	51,000	51,086
3.875% 7/3/23	455,000	452,817
4.25% 2/1/24 to 9/15/24	580,000	582,495
4.75% 3/1/20	125,000	126,760
Fly Leasing Ltd. 5.25% 10/15/24	250,000	237,500

	Principal Amount	Value
FLY Leasing Ltd. 6.375% 10/15/21	$100,000	$100,750

		1,942,186

TOTAL INDUSTRIALS		9,144,055

INFORMATION TECHNOLOGY – 0.8%
IT Services – 0.1%
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	111,100
First Data Corp.:
5.00% 1/15/24 (a)	200,000	205,252
5.75% 1/15/24 (a)	185,000	190,937

		507,289

Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26 (a)	90,000	91,800

Software – 0.6%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	225,000	219,937
CDK Global, Inc. 5.875% 6/15/26	370,000	381,562
IMS Health, Inc. 5.00% 10/15/26 (a)	300,000	305,250
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	115,000
Nuance Communications, Inc. 5.625% 12/15/26	130,000	132,600
Open Text Corp. 5.875% 6/1/26 (a)	335,000	352,447
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	549,000	594,979
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	309,750
Symantec Corp. 5.00% 4/15/25 (a)	485,000	483,164
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	226,000	223,175

		3,117,864

Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	315,233
6.02% 6/15/26 (a)	122,000	129,378

		444,611

TOTAL INFORMATION TECHNOLOGY		4,161,564

MATERIALS – 0.8%
Chemicals – 0.6%
Consolidated Energy Finance S.A.:
6.50% 5/15/26 (a)	150,000	142,125
6.875% 6/15/25 (a)	350,000	341,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Nonconvertible Bonds – continued

	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	$340,000	$329,188
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	285,000	265,600
OCI N.V. 6.625% 4/15/23 (a)	125,000	129,375
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	235,000	237,792
The Chemours Co.:
5.375% 5/15/27	425,000	414,375
7.00% 5/15/25	200,000	208,500
TPC Group, Inc. 8.75% 12/15/20 (a)	320,000	313,600
Valvoline, Inc.:
4.375% 8/15/25	290,000	274,775
5.50% 7/15/24	70,000	70,262
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	104,000

		2,830,842

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(d)	200,000	219,390
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	200,392
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	200,000	189,000
Freeport-McMoRan, Inc. 3.55% 3/1/22	308,000	304,535

		913,317

TOTAL MATERIALS		3,744,159

REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp. 2.80% 6/1/20	100,000	99,599
Boston Properties LP 4.50% 12/1/28	288,000	298,614
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	188,293
3.85% 2/1/25	100,000	97,724
3.875% 8/15/22	296,000	296,168
4.125% 6/15/26	530,000	517,611
CoreCivic, Inc. 5.00% 10/15/22	85,000	84,351
Digital Realty Trust LP:
3.40% 10/1/20	99,000	99,293
3.95% 7/1/22	405,000	410,092

	Principal Amount	Value
4.75% 10/1/25	$310,000	$322,471
Duke Realty LP 3.75% 12/1/24	18,000	18,068
Equinix, Inc. 5.75% 1/1/25	400,000	416,500
HCP, Inc.:
3.875% 8/15/24	195,000	195,648
4.00% 6/1/25	943,000	946,577
Lexington Realty Trust 4.40% 6/15/24	444,000	442,987
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	805,000	771,456
5.75% 2/1/27 (a)	60,000	61,425
Office Properties Income Trust 3.75% 8/15/19	191,000	191,305
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	647,000	650,774
4.50% 1/15/25 to 4/1/27	1,524,000	1,502,402
4.75% 1/15/28	283,000	282,981
Regency Centers Corp. 3.75% 11/15/22	190,000	190,991
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,478
SITE Centers Corp.:
3.625% 2/1/25	39,000	37,622
4.25% 2/1/26	191,000	188,790
STORE Capital Corp. 4.625% 3/15/29	149,000	147,079

		8,469,299

Real Estate Management & Development – 1.1%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	237,808
4.10% 10/1/24	1,156,000	1,151,778
Corporate Office Properties LP:
5.00% 7/1/25	646,000	662,184
5.25% 2/15/24	1,194,000	1,242,460
Liberty Property LP:
3.75% 4/1/25	50,000	49,740
4.125% 6/15/22	473,000	483,538
Mack-Cali Realty LP 3.15% 5/15/23	468,000	397,295
Tanger Properties LP:
3.125% 9/1/26	133,000	120,683
3.75% 12/1/24	35,000	34,109
The Howard Hughes Corp. 5.375% 3/15/25 (a)	200,000	197,500
Ventas Realty LP:
3.125% 6/15/23	38,000	37,445

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
3.50% 2/1/25	$486,000	$478,993
3.75% 5/1/24	201,000	201,818
4.00% 3/1/28	130,000	128,161
4.125% 1/15/26	34,000	34,131
WP Carey, Inc. 4.00% 2/1/25	182,000	179,512

		5,637,155

TOTAL REAL ESTATE		14,106,454

UTILITIES – 1.5%
Electric Utilities – 1.2%
DPL, Inc. 7.25% 10/15/21	1,816,000	1,947,660
Emera US Finance LP:
2.15% 6/15/19	37,000	36,877
2.70% 6/15/21	36,000	35,336
3.55% 6/15/26	57,000	54,678
Exelon Corp. 2.85% 6/15/20	473,000	471,639
FirstEnergy Corp.:
4.25% 3/15/23	1,171,000	1,199,296
7.375% 11/15/31	473,000	609,530
InterGen N.V. 7.00% 6/30/23 (a)	235,000	211,500
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	153,587
3.70% 9/1/24	100,000	98,291
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	284,925
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	182,877	195,678
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	164,459
Vistra Operations Co. LLC 5.50% 9/1/26 (a)	834,000	865,275

		6,328,731

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc.:
5.75% 1/15/28	100,000	102,625
6.25% 5/1/24	125,000	129,194
The AES Corp.:
4.875% 5/15/23	125,000	126,211
5.50% 4/15/25	205,000	211,406

		569,436

	Principal Amount	Value
Multi-Utilities – 0.2%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (c)(d)	$22,000	$20,240
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	165,594
Sempra Energy 6.00% 10/15/39	106,000	119,391
Talen Energy Supply LLC:
6.50% 6/1/25	25,000	22,275
10.50% 1/15/26 (a)	440,000	455,400

		782,900

TOTAL UTILITIES		7,681,067

TOTAL NONCONVERTIBLE BONDS (Cost $189,322,978)		188,516,504

U.S. Treasury Obligations – 35.4%

U.S. Treasury Bonds:
2.75%, 11/15/47	1,247,000	1,165,702
3.00%, 2/15/49	19,078,000	18,760,530
3.125%, 11/15/28	7,760,000	8,024,931
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	686,720	667,728
0.75% 7/15/28 to 2/15/45	4,197,015	4,191,704
0.875%, 2/15/47	3,988,444	3,756,187
U.S. Treasury Inflation Indexed Notes:
0.375% 7/15/25 to 7/15/27	4,113,695	4,017,929
0.625%, 1/15/26	3,451,411	3,436,749
U.S. Treasury Notes:
1.125%, 8/31/21	3,225,100	3,117,009
1.25%, 10/31/21	3,719,600	3,599,294
1.625%, 5/31/23	12,400,000	11,952,922
1.75%, 6/30/22	3,831,700	3,740,548
1.875% 3/31/22 to 7/31/22	32,182,900	31,571,182
2.00%, 12/31/21	23,681,100	23,361,960
2.125%, 12/31/22	12,923,000	12,738,242
2.25%, 12/31/24	2,352,400	2,310,314
2.50% 1/31/21 to 2/28/26	30,060,000	29,961,533
2.75%, 7/31/23	1,500,000	1,513,945
2.875%, 9/30/23	11,111,000	11,275,495

TOTAL U.S. TREASURY OBLIGATIONS (Cost $180,573,853)		179,163,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

U.S Government Agency – Mortgage Securities – 19.5%

	Principal Amount	Value
Fannie Mae – 10.7%
Fannie Mae:
3.00% 2/1/33 to 9/1/48	$14,671,618	$14,465,310
3.00% 3/1/34 (b)(g)	3,640,000	3,632,736
3.50% 7/1/32 to 1/1/48	11,043,337	11,105,347
4.00% 9/1/41 to 5/1/48	14,305,149	14,662,227
4.50% 8/1/33 to 12/1/48	4,132,379	4,320,149
4.50% 3/1/49 (b)(g)	3,800,000	3,931,892
5.00% 2/1/38 to 1/1/44	1,292,473	1,373,402
5.50% 6/1/38 to 5/1/44	315,162	338,761
6.00% 7/1/37	213,790	233,707

TOTAL FANNIE MAE		54,063,531

Freddie Mac – 3.6%
Freddie Mac:
3.00% 3/1/34 (b)	750,000	748,914
3.00% 11/1/42 to 1/1/47	3,619,922	3,545,654
3.50% 3/1/32 to 11/1/48	9,031,459	9,087,119
4.00% 5/1/37 to 7/1/48	2,543,049	2,617,687
4.50% 1/1/42 to 12/1/48	2,044,209	2,140,443
5.00% 2/1/38	178,544	190,101
5.50% 6/1/41	35,407	38,281

TOTAL FREDDIE MAC		18,368,199

Ginnie Mae – 5.2%
Ginnie Mae:
2.50% 11/20/46	1,299,072	1,242,212
3.00% 12/20/42 to 10/20/47	4,374,181	4,326,689
3.00% 2/20/48 to 3/1/49 (b)	375,000	370,150
3.50% 12/20/41 to 9/20/48	8,455,973	8,546,606
3.50% 3/1/49 to 4/1/49 (b)	275,000	277,304
4.00% 12/15/40 to 4/20/48	3,852,493	3,968,710
4.00% 3/1/49 (b)(g)	2,800,000	2,873,434
4.50% 5/20/41 to 8/20/48	183,791	192,101
4.50% 3/1/49 (b)(g)	650,000	672,531
4.50% 4/1/49 (b)	3,600,000	3,722,817

TOTAL GINNIE MAE		26,192,554

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $99,308,853)		98,624,284

Collateralized Mortgage Obligations – 1.7%

PRIVATE SPONSOR – 1.7%
Benchmark Mortgage Trust Series 2018-B8, Class A5 4.232% 1/15/52	801,000	842,406

	Principal Amount	Value
BX Commercial Mortgage Trust Series 2018-IND, Class F 4.289% 11/15/35 (a)(d)	$174,483	$174,756
BX Trust Series 2018-EXCL, Class D 5.114% 9/15/37 (a)(d)	134,003	133,816
Citigroup COmmercial Mortgage Trust Series 2018-C6, Class A4 4.412% 11/10/51	248,000	263,974
Commercial Mortgage Trust Series 2018-C14, Class A4 4.422% 11/15/51	204,000	216,603
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.739% 12/15/30 (a)(c)(d)	809,000	805,030
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	297,437
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	103,579
CSMC Trust Series 2018-SITE, Class C 4.628% 4/15/36 (a)(d)	100,000	102,734
CSMC Trust Series 2018-SITE, Class D 4.628% 4/15/36 (a)(d)	118,000	118,553
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/34 (a)(d)	1,050,000	1,045,323
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/34 (a)(d)	1,283,000	1,271,227
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	52,181
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	79,306
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	109,118
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 3.739% 8/15/33 (a)(d)	299,000	297,131
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 3.989% 8/15/33 (a)(d)	721,000	717,394
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	809,000	853,439
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(d)	145,921	142,791

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Collateralized Mortgage Obligations – continued

	Principal Amount	Value
PRIVATE SPONSOR – continued
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	$61,200	$60,250
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	43,151
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	606,000	638,814

TOTAL PRIVATE SPONSOR		8,369,013

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (h)	51,256	51,024

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,406,575)		8,420,037

Asset-Backed Securities – 0.9%
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,308,039	1,303,558
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	249,842	248,553
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	324,432	327,609
Castlelake Aircraft Securitization Trust 2018-1 4.125% 6/15/43 (a)	406,635	406,113
DB Master Finance LLC:
3.629% 3.629% 11/20/47 (a)	166,888	164,243
4.03% 4.030% 11/20/47 (a)	288,350	283,609
3.98% 3.980% 2/20/45 (a)	724,800	726,612
Horizon Aircraft Finance I Ltd. Series 2018-1, Class A 4.458% 12/15/38 (a)	246,795	250,304
Magnetite XXI Ltd. Series 2019-21A, Class A 1.00% 4/20/30 (a)(b)(d)	456,000	456,000
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	205,427	206,847
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	467,655	470,487

TOTAL ASSET-BACKED SECURITIES (Cost $4,845,641)		4,843,935

Foreign Government and Government Agency Obligations – 0.9%

	Principal Amount	Value
Argentine Republic Government International Bond 5.875% 1/11/28	$1,282,000	$999,960
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	1,021,328
Dominican Republic International Bond:
5.95% 1/25/27 (a)	750,000	777,375
6.00% 7/19/28 (a)	400,000	414,000
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	406,000
Turkey Government International Bond 7.250% 12/23/23	885,000	922,533

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,747,331)		4,541,196

Municipal Securities – 0.7%
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	99,154
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	960,000	969,504
5.10% 6/1/33	1,670,000	1,583,978
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	30,000	30,000
State of California:
7.30% 10/1/39	450,000	630,630
7.50% 4/1/34	100,000	140,794

TOTAL MUNICIPAL SECURITIES (Cost $3,525,901)		3,454,060

Money Market Funds – 6.6%
	Shares
Fidelity Cash Central Fund, 2.44% (i) (Cost $33,469,239)	33,463,981	33,470,674

TOTAL INVESTMENT IN SECURITIES – 103.0% (Cost $524,200,371)		521,034,594

NET OTHER ASSETS (LIABILITIES) – (3.0%)		(15,393,494)

NET ASSETS – 100.0%		$505,641,100

TBA Sale Commitments

	Principal Amount
Fannie Mae
3.50% 3/1/49	$(1,250,000)	$(1,250,246)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

TBA Sale Commitments – continued

	Principal Amount	Value
Ginnie Mae 2.50% 3/1/49	$(400,000)	$(382,299)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,637,762)		(1,632,545)

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,340,244 or 10.7% of net assets.

(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f)	Security is perpetual in nature with no stated maturity date.

(g)	A portion of the security sold on a delayed delivery basis.

(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(i)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$321,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity Total Bond ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$188,516,504	$—	$188,516,504	$—

U.S. Treasury Obligations	179,163,904	—	179,163,904	—

U.S Government Agency – Mortgage Securities	98,624,284	—	98,624,284	—

Collateralized Mortgage Obligations	8,420,037	—	8,420,037	—

Asset-Backed Securities	4,843,935	—	4,843,935	—

Foreign Government and Government Agency Obligations	4,541,196	—	4,541,196	—

Municipal Securities	3,454,060	—	3,454,060	—

Money Market Funds	33,470,674	33,470,674	—	—

Total Investments in Securities:	$521,034,594	$33,470,674	$487,563,920	$—

Other Financial Instruments:

TBA Sale Commitments	$(1,632,545)	$—	$(1,632,545)	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	94.0

Mexico	1.4

Netherlands	1.2

Canada	1.2

United Kingdom	1.0

Others (Individually Less Than 1%)	4.2

103.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

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47	Semiannual Report

Financial Statements

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF

Assets

Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$51,446,221	$122,907,701	$50,883,530	$487,563,920
Fidelity Central Funds	1,590,915	707,808	2,071,352	33,470,674

Total Investments in Securities	$53,037,136	$123,615,509	$52,954,882	$521,034,594

Cash	17,606	—	25,736	97,917

Receivable for investments sold
Regular delivery	593,652	3,581,488	395,153	7,168,871
Delayed delivery	—	—	—	18,216,554

Distributions receivable from Fidelity Central Funds	2,483	704	3,097	66,141

Interest receivable	570,754	862,655	209,616	3,661,343

Total assets	54,221,631	128,060,356	53,588,484	550,245,420

Liabilities

Payable for investments purchased
Regular delivery	438,644	3,525,905	2,133,230	8,075,002
Delayed delivery	—	—	—	33,460,683

TBA sale commitments, at value (proceeds $-, $-, $- and $1,637,762, respectively)	—	—	—	1,632,545

Distributions payable	168,300	277,500	143,500	1,289,304

Accrued management fees	16,098	37,261	6,254	146,786

Total liabilities	623,042	3,840,666	2,282,984	44,604,320

Net Assets	$53,598,589	$124,219,690	$51,305,500	$505,641,100

Net Assets consist of:

Paid in capital	56,311,191	126,527,998	51,199,701	512,870,007

Total distributable earnings (loss)	(2,712,602)	(2,308,308)	105,799	(7,228,907)

Net Assets	$53,598,589	$124,219,690	$51,305,500	$505,641,100

Shares outstanding	1,100,000	2,500,000	1,025,000	10,302,000

Net Asset Value, offering price and redemption price per share	$48.73	$49.69	$50.05	$49.08

Investments at cost – Unaffiliated issuers	$52,671,272	$122,962,704	$50,781,723	$490,731,132

Investments at cost – Fidelity Central Funds	1,590,833	707,799	2,071,352	33,469,239

Investments at cost	$54,262,105	$123,670,503	$52,853,075	$524,200,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Statements of Operations

For the six months ended February 28, 2019 (Unaudited)

	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF

Investment Income

Interest	$1,105,375	$2,275,408	$370,323	$7,205,663

Income from Fidelity Central Funds	17,343	18,584	8,606	321,023

Total income	1,122,718	2,293,992	378,929	7,526,686

Expenses

Management fees	98,692	269,964	18,770	815,064

Independent trustees’ compensation	136	397	36	1,042

Commitment fees	76	208	—	571

Total expenses before reductions	98,904	270,569	18,806	816,677

Expense reductions	(162)	(156)	(511)	(659)

Total expenses	98,742	270,413	18,295	816,018

Net investment income (loss)	1,023,976	2,023,579	360,634	6,710,668

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(391,362)	(259,499)	10,727	(1,410,912)

Net realized gain (loss) on Fidelity Central Funds	(53)	—	—	(613)

Net realized gain (loss) on In-kind redemptions	—	(447,622)	—	—

Net realized gain (loss) on Delayed delivery commitments	—	—	—	(2,328)

Total net realized gain (loss)	(391,415)	(707,121)	10,727	(1,413,853)

Change in net unrealized appreciation (depreciation) on investment securities	414,757	981,501	91,568	4,754,118

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	52	1	—	613

Change in net unrealized appreciation (depreciation) on Delayed delivery commitments	—	—	—	5,217

Total change in net unrealized appreciation (depreciation)	414,809	981,502	91,568	4,759,948

Net gain (loss)	23,394	274,381	102,295	3,346,095

Net increase (decrease) in net assets resulting from operations	$1,047,370	$2,297,960	$462,929	$10,056,763

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,023,976	$2,315,794	$2,023,579	$2,749,244
Net realized gain (loss)	(391,415)	(641,995)	(707,121)	(1,019,348)
Change in net unrealized appreciation (depreciation)	414,809	(3,097,525)	981,502	(1,336,203)

Net increase (decrease) in net assets resulting from operations	1,047,370	(1,423,726)	2,297,960	393,693

Distributions to shareholders	(1,025,200)	—	(2,030,250)	—

Distributions to shareholders from net investment income	—	(2,314,700)	—	(2,750,950)

Total distributions	(1,025,200)	(2,314,700)	(2,030,250)	(2,750,950)

Share transactions
Proceeds from sales of shares	—	20,387,851	7,372,139	242,163,352
Cost of shares redeemed	(4,785,823)	(21,998,043)	(73,698,572)	(153,253,092)

Net increase (decrease) in net assets resulting from share transactions	(4,785,823)	(1,610,192)	(66,326,433)	88,910,260

Total increase (decrease) in net assets	(4,763,653)	(5,348,618)	(66,058,723)	86,553,003

Net Assets
Beginning of period	58,362,242	63,710,860	190,278,413	103,725,410

End of period	$53,598,589	$58,362,242	$124,219,690	$190,278,413

Undistributed (distributions in excess of) net investment income included in net assets at end of period		$1,518		$(144,301)

Other Information

Shares
Sold	—	400,000	150,000	4,900,000
Redeemed	(100,000)	(450,000)	(1,500,000)	(3,100,000)

Net increase (decrease)	(100,000)	(50,000)	(1,350,000)	1,800,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Statements of Changes in Net Assets

	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018A	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$360,634	$55,878	$6,710,668	$9,761,184
Net realized gain (loss)	10,727	1,078	(1,413,853)	(745,096)
Change in net unrealized appreciation (depreciation)	91,568	10,239	4,759,948	(11,015,241)

Net increase (decrease) in net assets resulting from operations	462,929	67,195	10,056,763	(1,999,153)

Distributions to shareholders	(369,325)	—	(6,844,298)	—

Distributions to shareholders from net investment income	—	(55,000)	—	(10,105,908)

Total distributions	(369,325)	(55,000)	(6,844,298)	(10,105,908)

Share transactions
Proceeds from sales of shares	41,191,701	10,008,000	77,752,059	158,783,388
Cost of shares redeemed	—	—	(2,416,174)	—

Net increase (decrease) in net assets resulting from share transactions	41,191,701	10,008,000	75,335,885	158,783,388

Total increase (decrease) in net assets	41,285,305	10,020,195	78,548,350	146,678,327

Net Assets
Beginning of period	10,020,195	—	427,092,750	280,414,423

End of period	$51,305,500	$10,020,195	$505,641,100	$427,092,750

Undistributed (distributions in excess of) net investment income included in net assets at end of period		$878		$(939,144)

Other Information

Shares
Sold	825,000	200,000	1,600,000	3,200,000
Redeemed	—	—	(50,000)	—

Net increase (decrease)	825,000	200,000	1,550,000	3,200,000

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity Corporate Bond ETF

	Six months ended February 28, 2019 (Unaudited)		Year ended August 31, 2018		Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$48.64		$50.97		$51.20	$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	0.896		1.599		1.444	1.587	1.342
Net realized and unrealized gain (loss)	0.099		(2.311)		(0.243)	2.805	(1.448)

Total from investment operations	0.995		(0.712)		1.201	4.392	(0.106)

Distributions from net investment income	(0.905)		(1.618)		(1.431)	(1.594)	(1.364)

Distributions from net realized gain	—		—		—	(0.188)	—

Total distributions	(0.905)		(1.618)		(1.431)	(1.782)	(1.364)

Net asset value, end of period	$48.73		$48.64		$50.97	$51.20	$48.59

Total ReturnC,D	2.09%		(1.41)%		2.43%	9.30%	(0.26)%

Ratios to Average Net AssetsE,F
Expense before reductions	.36	%G	.42%		.45%	.45%	.45	%G
Expenses net of fee waivers, if any	.36	%G	.42%		.45%	.45%	.45	%G
Expenses net of all reductions	.36	%G	.42%		.45%	.45%	.45	%G
Net investment income (loss)	3.76	%G	3.22%		2.87%	3.24%	2.96	%G

Supplemental Data
Net assets, end of period (000 omitted)	$53,599		$58,362		$63,711	$40,959	$29,152
Portfolio turnover rateH	14	%I	81	%J	29%	37%	28	%I,J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Financial Highlights

	Fidelity Limited Term Bond ETF

	Six months ended February 28, 2019 (Unaudited)		Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$49.42		$50.60	$50.85	$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	0.664		1.072	0.767	0.681	0.623
Net realized and unrealized gain (loss)	0.306		(1.201)	(0.131)	0.990	(0.012)

Total from investment operations	0.970		(0.129)	0.636	1.671	0.611

Distributions from net investment income	(0.700)		(1.051)	(0.836)	(0.721)	(0.771)

Distributions from net realized gain	—		—	(0.050)	—	—

Total distributions	(0.700)		(1.051)	(0.886)	(0.721)	(0.771)

Net asset value, end of period	$49.69		$49.42	$50.60	$50.85	$49.90

Total ReturnC,D	1.98%		(0.23)%	1.27%	3.37%	1.22%

Ratios to Average Net AssetsE,F
Expense before reductions	.36	%G	.41%	.45%	.45%	.45	%G
Expenses net of fee waivers, if any	.36	%G	.41%	.45%	.45%	.45	%G
Expenses net of all reductions	.36	%G	.41%	.45%	.45%	.45	%G
Net investment income (loss)	2.70	%G	2.15%	1.54%	1.35%	1.37	%G

Supplemental Data
Net assets, end of period (000 omitted)	$124,220		$190,278	$103,725	$134,759	$47,408
Portfolio turnover rateH,I	14	%J	113%	206%	265%	312	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

53	Semiannual Report

Financial Statements – continued

Financial Highlights

	Fidelity Low Duration Bond Factor ETF

	Six months ended February 28, 2019 (Unaudited)		Year ended August 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$50.10		$50.00

Income from Investment Operations
Net investment income (loss)B	0.732		0.279
Net realized and unrealized gain (loss)	(0.140	)C	0.096

Total from investment operations	0.592		0.375

Distributions from net investment income	(0.642)		(0.275)

Total distributions	(0.642)		(0.275)

Net asset value, end of period	$50.05		$50.10

Total ReturnD,E	1.20%		0.75%

Ratios to Average Net AssetsF,G,H
Expense before reductions	.15%		.15%
Expenses net of fee waivers, if any	.15%		.15%
Expenses net of all reductions	.15%		.15%
Net investment income (loss)	2.95%		2.51%

Supplemental Data
Net assets, end of period (000 omitted)	$51,306		$10,020
Portfolio turnover rateI,J	12%		2%

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Annualized.

G	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

H	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

I	Amount does not include the portfolio activity of any underlying funds.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Financial Highlights

	Fidelity Total Bond ETF

	Six months ended February 28, 2019 (Unaudited)		Year ended August 31, 2018		Year ended August 31, 2017	Year ended August 31, 2016		Year ended August 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$48.80		$50.51		$50.82	$49.08		$50.00

Income from Investment Operations
Net investment income (loss)B	0.719		1.334		1.225	1.463		1.403
Net realized and unrealized gain (loss)	0.285		(1.690)		(0.242)	1.813		(0.975)

Total from investment operations	1.004		(0.356)		0.983	3.276		0.428

Distributions from net investment income	(0.724)		(1.354)		(1.279)	(1.536)		(1.348)

Return of capital	—		—		(0.014)	—		—

Total distributions	(0.724)		(1.354)		(1.293)	(1.536)		(1.348)

Net asset value, end of period	$49.08		$48.80		$50.51	$50.82		$49.08

Total ReturnC,D	2.09%		(0.69)%		1.99%	6.84%		0.83%

Ratios to Average Net AssetsE,F
Expense before reductions	.36	%G	.41%		.45%	.45%		.45	%G
Expenses net of fee waivers, if any	.36	%G	.41%		.45%	.45%		.45	%G
Expenses net of all reductions	.36	%G	.41%		.45%	.45%		.45	%G
Net investment income (loss)	2.99	%G	2.70%		2.45%	2.98%		3.10	%G

Supplemental Data
Net assets, end of period (000 omitted)	$505,641		$427,093		$280,414	$172,898		$105,614
Portfolio turnover rateH	79	%I	91	%J	128%	158	%J	276	%I

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

55	Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2019 (Unaudited)

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report	56

3. Significant Accounting Policies – continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2019, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$54,273,772	$306,417	$(1,543,053)	$(1,236,636)
Fidelity Limited Term Bond ETF	123,675,766	512,671	(572,928)	(60,257)
Fidelity Low Duration Bond Factor ETF	52,854,167	145,086	(44,371)	100,715
Fidelity Total Bond ETF	524,235,577	3,421,893	(6,622,876)	(3,200,983)

57	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$(514,538)	$(566,381)	$(1,080,919)
Fidelity Limited Term Bond ETF	(1,180,951)	(202,156)	(1,383,107)
Fidelity Low Duration Bond Factor ETF	—	—	—
Fidelity Total Bond ETF	(1,249,539)	(287,506)	(1,537,045)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss)
Statement of Changes in Net Assets	N/A – removed	Net unrealized appreciation (depreciation) Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period

Semiannual Report	58

3. Significant Accounting Policies – continued

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income
Distributions to shareholders from net realized gain

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$5,717,890	$11,254,781
Fidelity Limited Term Bond ETF	15,276,677	16,772,843
Fidelity Low Duration Bond Factor ETF	34,591,691	1,559,698
Fidelity Total Bond ETF	63,620,088	9,822,646

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	—	58,187,979
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	—	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of average net assets for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fidelity Low Duration Bond Factor ETF’s management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$76
Fidelity Limited Term Bond ETF	208
Fidelity Total Bond ETF	571

During the period, the Funds did not borrow on this line of credit.

59	Semiannual Report

Notes to Financial Statements – continued

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$162
Fidelity Limited Term Bond ETF	156
Fidelity Low Duration Bond Factor ETF	511
Fidelity Total Bond ETF	659

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report	60

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During PeriodB September 1, 2018 to February 28, 2019

Fidelity Corporate Bond ETF	0.36%

Actual		$1,000.00	$1,020.90	$1.80

HypotheticalC		$1,000.00	$1,023.01	$1.81

Fidelity Limited Term Bond ETF	0.36%

Actual		$1,000.00	$1,019.80	$1.80

HypotheticalC		$1,000.00	$1,023.01	$1.81

Fidelity Low Duration Bond Factor ETF	0.15%

Actual		$1,000.00	$1,012.00	$0.75

HypotheticalC		$1,000.00	$1,024.05	$0.75

Fidelity Total Bond ETF	0.36%

Actual		$1,000.00	$1,020.90	$1.80

HypotheticalC		$1,000.00	$1,023.01	$1.81

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

61	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond ETF

Fidelity Limited Term Bond ETF

Fidelity Total Bond ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, FairValuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

Semiannual Report	62

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (“benchmark index”) and a peer group of funds with similar objectives (“peer group”), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund’s benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.”The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had

63	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Corporate Bond ETF

At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Semiannual Report	64

Fidelity Limited Term Bond ETF

At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

65	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Total Bond ETF

At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FIMM under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expense ratio ranked below the competitive median for 2017.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report	66

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the terms of Fidelity’s voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity’s money market funds; (x) the funds’ share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds’ fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

67	Semiannual Report

FIXETF-SANN-0419 1.9864853.104	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019